UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
PractusTM LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2018

Item #1. Reports to Stockholders.

INDEX	Cboe Vest S&P 500 Buffer Strategy Fund
Cboe Vest S&P 500 Enhanced Growth Strategy Fund,
Cboe Vest S&P 500 Dividend Aristocrats Target Income Fund,
Cboe Vest Enhance and Buffer Fund (collectively, the “Cboe Vest Funds”)

The Cboe Vest Family of Funds

Annual Report to Shareholders

Cboe Vest S&P 500® Buffer Strategy Fund
Cboe Vest S&P 500® Enhanced Growth Strategy Fund
Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Cboe Vest S&P 500® Enhance and Buffer Fund*

For the year ended October 31, 2018
*For the period November 6, 2017 (inception date) to October 31, 2018

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Dear Shareholder:

We are pleased to present the Cboe Vest Funds Annual Report to Shareholders for the fiscal year ended October 31, 2018. Below is this year’s performance for our four funds:

For the one-year period ended October 31, 2018, the net asset value (“NAV”) per Institutional Class shares of the Cboe Vest S&P 500® Buffer Strategy Fund increased by 3.48%, compared with an increase of 4.36% for the Cboe S&P 500® Buffer Protect Balanced Series Index (SPRO).

For the one-year period ended October 31, 2018, the NAV per Institutional Class Share of the Cboe Vest S&P 500® Enhanced Growth Strategy Fund increased by 4.35%, compared with an increase of 5.67% for the Cboe S&P 500® Enhanced Growth Index Balanced Series (SPEN).

For the one-year period ended October 31, 2018, the NAV per Institutional Class Share of the Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund increased by 5.45%, compared with an increase of 6.97% for the Cboe S&P 500® Dividend Aristocrats Target Income Index (SPAI).

For the period commencing with the fund inception date, November 6, 2017, through October 31, 2018, the NAV per Institutional Class Share of the Cboe Vest S&P 500® Enhance and Buffer Fund increased by 6.30%, compared with an increase of 9.30% for the Cboe S&P 500® Enhance and Buffer Index (SUPDN).

The variances between the funds’ performances and the performances of the indices they track are attributed as follows:

Sources of Variance
Fund Name	Ticker	Benchmark	Inception	Fund NAV Performance (Total Return)	Benchmark Performance (Total Return)	Variance (Total Return)	Expense Accrual	Commission Cost	Other Sources*
Cboe Vest S&P 500® Buffer Strategy	BUIGX	SPRO	8/24/16	3.48%	4.36%	-0.84%	-0.95%	-0.08%	0.19%
Cboe Vest S&P 500® Enhanced Growth Strategy	ENGIX	SPEN	12/21/16	4.35%	5.67%	-1.89%	-0.95%	-0.08%	-0.86%
Cboe Vest S&P 500® Dividend Aristocrats Target Income	KNGIX	SPAI	9/11/17	5.45%	6.97%	-1.51%	-0.95%	-0.08%	-0.48%
Cboe Vest S&P 500® Enhance and Buffer	MRAIX	SUPDN	11/6/17	6.30%	9.30%	-3.00%	-0.93%	-0.31%	-1.76%

* Other sources of variance are due primarily to the effects of non-commission trading costs, basket optimization, imperfect exposure, and differences in valuation methodology between the fund and the index.

Stock Market Performance

For the one-year period ended October 31, 2018, the S&P 500® Index gained 7.3%. Nine of the eleven sectors within the S&P 500® Index were up during the period. The top two sectors were Consumer Discretionary and Information Technology, returning 15.1% and 12.3%, respectively. The two worst performing sectors for the index were Materials and Industrials, returning -9.4% and -1.1%, respectively, for the period.

Across the market capitalization spectrum, large cap stocks, as measured by the S&P 500® Index, significantly outpaced mid-cap and small-cap stocks. For the one-year period ended October 31, 2018, the S&P 400® MidCap Index return of 1.0%, and the Russell 2000® Small-Cap Index return of 1.9%, trailed the S&P 500® Index by 6.3% and 5.4%, respectively.

For the period ending October 31, 2018, the S&P 500® Index produced a dividend yield of 2.0%, which was about 0.8% lower than the average 10-Year U.S. Treasury note yield of 2.8%. During the same period, the 10-Year Treasury yield moved up from 2.4% at the beginning of the period to 3.1% at the end, while the dividend yield for the S&P 500® Index barely budged.

Benchmark Indices vs. S&P 500 Index

The Cboe Vest S&P 500® Buffer Strategy Fund’s benchmark index (SPRO) underperformed the S&P 500® Index by 2.99% for the period. The fund and its benchmark index each hold twelve laddered one-year Buffer Protection strategies, with one commencing every month and resetting twelve months hence. During the period, almost all of the monthly strategies that were in place during FY18 hit their caps, due to the strong market rally that saw the S&P 500® ndex increase in each of 15 consecutive months (November 2016 through June 2018, inclusive). Thus, these monthly strategies did not fully participate in the rally. Each of the twelve monthly strategies, as measured by their benchmarks, returned between 2.3% and 6.7% for the period, with the exception of the January strategy which returned only 1.0%. The exception was due, in part, to the sharp market decline that occurred in early February, shortly after the January strategy was reset.

The Cboe Vest S&P 500® Enhanced Growth Strategy Fund’s benchmark index (SPEN) underperformed the S&P 500® Index by 1.68% for the period. The fund and its benchmark index each hold twelve laddered one-year Enhanced Growth strategies, with one commencing every month and resetting twelve months hence. During the period, almost all of the monthly strategies that were in place during FY18 hit their caps, due to the strong market rally that saw the S&P 500® Index increase in each of 15 consecutive months (November 2016 through June 2018, inclusive). Thus, these monthly strategies did not fully participate in the rally. Each of the twelve monthly strategies, as measured by their benchmarks, returned between 3.2% and 9.7% for the period, with the exception of the January strategy which returned -0.8%. The exception was due, in part, to the sharp market decline that occurred in early February, shortly after the January strategy was reset.

The Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund’s benchmark index (SPAI) underperformed the S&P 500® Index by 0.38% for the period. The fund and its benchmark index each hold a portfolio of US Large Cap stocks that have increased their dividends for the last 25 years consecutively, along with a partial overwrite strategy that is reset weekly. During the period, the benchmark index underperformed the S&P 500® due primarily to the fund’s relative overweighting in weaker sectors, such as Industrials, and underweighting in stronger sectors, such as Information Technology.

The Cboe Vest S&P 500® Enhance and Buffer Fund’s benchmark index (SUPDN) overperformed the S&P 500® Index by 2.64% for the period from fund inception (November 6, 2017 through October 31, 2018.) The fund and its benchmark index each hold a set of options positions that provide enhanced participation in the market up to a cap, while providing 3.5% of downside protection each month. During the period, the benchmark index outperformed the S&P 500® as most months the S&P 500® performance was up moderately, allowing enhanced returns for the strategy without hitting the monthly caps. In February and March the S&P 500 was down moderately, allowing the strategy to outperform due to the 3.5% monthly protection feature.

Cboe Vest Lineup Changes

During the year ended October 31, 2018, the Cboe Vest Financial LLC (the “Adviser”) team launched one new fund, Cboe Vest S&P 500® Enhance and Buffer Strategy Fund, bringing our total up to four funds. We remain focused on executing our strategies and continue offering new and innovative products to help you manage risks or enhance returns. Thank you for your continued support and trust in our ability to manage your investments in the Funds.

Important Disclosure Statement

The Funds prospectus contains important information about the Funds investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds prospectus by calling 1-855-505-8378. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of a Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-505-8378. Information provided with respect to the Funds Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of October 31, 2018 and are subject to change at any time.

	Cboe Vest S&P 500®			Cboe S&P 500® Buffer Protect
	Buffer Strategy Fund			Balanced Series Index		S&P 500® Index

		Total	Total	Total	Total	Total	Total
		Return	Return	Return	Return	Return	Return
	Inception	Year Ended	Since	Year Ended	Since	Year Ended	Since
Class	Date	10/31/18	Inception**	10/31/18	Inception	10/31/18	Inception

Institutional	08/23/16	3.48%	7.02%	4.36%	7.58%	5.30%	10.33%
Investor	12/08/16	3.22%	6.73%	4.36%	7.68%	5.30%	10.45%
A	07/24/18	N/A	(2.19%)	N/A	(1.71%)	N/A	(3.85%)
A (with Load)	07/24/18	N/A	(7.82%)
C	07/24/18	N/A	(2.95%)	N/A	(1.71%)	N/A	(3.85%)
Y	07/24/18	N/A	(2.11%)	N/A	(1.71%)	N/A	(3.85%)

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.

The CBOE® Vest S&P 500® Buffer Protect Series Index, a composite of the twelve (12) CBOE® S&P 500® Buffer Protect Index Monthly Series that correspond to each month of the year, will effectively be comprised of 72 FLexible EXchange® Options (“FLEX Options”) with varying strikes and expiration dates. The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as reprentative of the equity market in general.

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of October 31, 2018 and are subject to change at any time.

* Inception date

** Average annual return if time since inception is greater than 1 year.

Cboe Vest S&P 500® Buffer Strategy Fund
Portfolio Composition as of
October 31, 2018
(unaudited)

Holdings By Industry/Asset Class	% of Net Assets

Money Market Fund	0.15%
Purchased Options:
Call Options	97.01%
Put Options	5.26%

Total Investments	102.42%

Options Written:
Call Options	(0.30%	)
Put Options	(2.30%	)

	(2.60%	)

Cboe VEST S&P 500® BUFFER STRATEGY FUND
SCHEDULE OF INVESTMENTS
October 31, 2018

		Fair
	Shares	Value

MONEY MARKET FUND – 0.15%
Federated Treasury Obligations Fund, 2.09%*
(Cost: $59,588)	59,588	$59,588

PURCHASED OPTIONS(A) – 102.27%

CALL OPTIONS – 97.01%

	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

SPDR S&P 500 ETF Trust	119	$3,220,497	$0.01	11/22/18	$3,221,092
SPDR S&P 500 ETF Trust	119	$3,220,497	0.01	12/21/18	3,221,093
SPDR S&P 500 ETF Trust	119	$3,220,497	0.01	1/18/19	3,206,645
SPDR S&P 500 ETF Trust	119	$3,220,497	0.01	2/22/19	3,206,647
SPDR S&P 500 ETF Trust	119	$3,220,497	0.01	3/22/19	3,195,607
SPDR S&P 500 ETF Trust	119	$3,220,497	0.01	4/18/19	3,195,608
SPDR S&P 500 ETF Trust	119	$3,220,497	0.01	5/16/19	3,195,609
SPDR S&P 500 ETF Trust	119	$3,220,497	0.01	6/20/19	3,195,609
SPDR S&P 500 ETF Trust	119	$3,220,497	0.01	7/19/19	3,179,721
SPDR S&P 500 ETF Trust	119	$3,220,497	0.01	8/23/19	3,179,722
SPDR S&P 500 ETF Trust	119	$3,220,497	0.01	9/18/20	3,120,650
SPDR S&P 500 ETF Trust	119	$3,220,497	0.01	10/23/20	3,107,837

TOTAL CALL OPTIONS
(Cost: $38,597,888)					38,225,840

PUT OPTIONS – 5.26%

	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

SPDR S&P 500 ETF Trust	119	$3,220,497	$256.42	11/28/18	$20,864
SPDR S&P 500 ETF Trust	119	$3,220,497	267.20	12/25/18	76,250
SPDR S&P 500 ETF Trust	119	$3,220,497	279.75	1/23/19	161,344
SPDR S&P 500 ETF Trust	119	$3,220,497	271.50	2/26/19	129,203
SPDR S&P 500 ETF Trust	119	$3,220,497	270.90	3/26/19	141,048
SPDR S&P 500 ETF Trust	119	$3,220,497	270.50	4/24/19	148,734
SPDR S&P 500 ETF Trust	119	$3,220,497	271.90	5/21/19	163,333
SPDR S&P 500 ETF Trust	119	$3,220,497	276.25	6/25/19	199,554

See Notes to Financial Statements

Cboe VEST S&P 500® BUFFER STRATEGY FUND
SCHEDULE OF INVESTMENTS – continued
October 31, 2018

	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

SPDR S&P 500 ETF Trust	119	$3,220,497	281.10	7/23/19	$232,877
SPDR S&P 500 ETF Trust	119	$3,220,497	281.90	8/27/19	244,390
SPDR S&P 500 ETF Trust	119	$3,220,497	291.22	9/19/19	304,110
SPDR S&P 500 ETF Trust	119	$3,220,497	280.35	10/17/19	250,008
TOTAL PUT OPTIONS
(Cost: $1,082,804)					2,071,715

TOTAL PURCHASED OPTIONS – 102.27%
(Cost: $39,680,692)					40,297,555

TOTAL INVESTMENTS – 102.42%
(Cost: $39,740,280)					40,357,143

Liabilities in excess of other assets – (2.42%)					(952,257)

NET ASSETS – 100.00%					$39,404,886

* Effective 7 day yield as of October 31, 2018
(A) All or a portion of purchased options are held as collateral for the options written.

See Notes to Financial Statements

Cboe VEST S&P 500® BUFFER STRATEGY FUND
SCHEDULE OF OPTIONS WRITTEN
October 31, 2018

OPTIONS WRITTEN – (2.60%)

CALL OPTIONS – (0.30%)

	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

SPDR S&P 500 ETF Trust	119	$(3,220,497)	$285.91	11/20/18	$(2,646)
SPDR S&P 500 ETF Trust	119	$(3,220,497)	291.90	12/18/18	(6,398)
SPDR S&P 500 ETF Trust	119	$(3,220,497)	308.50	1/17/19	(1,736)
SPDR S&P 500 ETF Trust	119	$(3,220,497)	309.25	2/21/19	(4,450)
SPDR S&P 500 ETF Trust	119	$(3,220,497)	309.00	3/21/19	(6,962)
SPDR S&P 500 ETF Trust	119	$(3,220,497)	308.25	4/17/19	(10,409)
SPDR S&P 500 ETF Trust	119	$(3,220,497)	307.75	5/11/19	(14,595)
SPDR S&P 500 ETF Trust	119	$(3,220,497)	309.00	6/18/19	(18,804)
SPDR S&P 500 ETF Trust	119	$(3,220,497)	319.61	7/17/19	(9,781)
SPDR S&P 500 ETF Trust	119	$(3,220,497)	321.00	8/21/19	(14,029)
SPDR S&P 500 ETF Trust	119	$(3,220,497)	334.29	9/19/19	(8,920)
SPDR S&P 500 ETF Trust	119	$(3,220,497)	321.00	10/17/19	(17,744)

TOTAL CALL OPTIONS WRITTEN
(Premiums received: $474,863)					(116,474)

PUT OPTIONS – (2.30%)

	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

SPDR S&P 500 ETF Trust	119	$(3,220,497)	$230.78	11/22/18	$(2,288)
SPDR S&P 500 ETF Trust	119	$(3,220,497)	240.48	12/20/18	(14,938)
SPDR S&P 500 ETF Trust	119	$(3,220,497)	251.78	1/16/19	(42,877)
SPDR S&P 500 ETF Trust	119	$(3,220,497)	244.35	2/21/19	(45,189)
SPDR S&P 500 ETF Trust	119	$(3,220,497)	243.81	3/21/19	(55,591)
SPDR S&P 500 ETF Trust	119	$(3,220,497)	243.45	4/18/19	(63,171)
SPDR S&P 500 ETF Trust	119	$(3,220,497)	244.71	5/16/19	(71,926)
SPDR S&P 500 ETF Trust	119	$(3,220,497)	248.49	6/20/19	(90,340)
SPDR S&P 500 ETF Trust	119	$(3,220,497)	252.99	7/18/19	(113,079)
SPDR S&P 500 ETF Trust	119	$(3,220,497)	253.71	8/22/19	(122,000)
SPDR S&P 500 ETF Trust	119	$(3,220,497)	262.10	9/18/19	(154,965)
SPDR S&P 500 ETF Trust	119	$(3,220,497)	252.31	10/17/19	(132,048)

TOTAL PUT OPTIONS WRITTEN
(Premiums received: $980,522)					(908,412)

TOTAL OPTIONS WRITTEN – (2.60%)
(Premiums received: $1,455,385)					$(1,024,886)

See Notes to Financial Statements

Cboe VEST S&P 500® BUFFER STRATEGY FUND
SCHEDULE OF INVESTMENTS
October 31, 2018

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to margin reflected as financial collateral (including cash collateral), held at clearing brokers and counterparties. Margin reflected in the collateral tables reflect margin up to an amount of 100% of the net amount of unrealized loss for the respective counterparty as of October 31, 2018:

Assets:
		Gross	Net
		Amounts	Amounts	Gross Amounts
		Offset	Presented	not offset in the
		in the	in the	Statement of
	Gross	Statement	Statement	Assets and Liabilities

	Amounts of	of Assets	of Assets		Collateral
	Recognized	and	and	Financial	Received	Net
	Assets	Liabilities	Liabilities	Instruments	(Pledged)	Amount

Description
Purchased Options	$40,297,555	$–	$40,297,555	$(1,024,886)	$–	$39,272,669

Liabilities:
		Gross	Net
		Amounts	Amounts	Gross Amounts
		Offset	Presented	not offset in the
		in the	in the	Statement of
	Gross	Statement	Statement	Assets and Liabilities

	Amounts of	of Assets	of Assets		Collateral
	Recognized	and	and	Financial	(Received)	Net
	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Amount

Description
Written Options	$(1,024,886)	$–	$(1,024,886)	$(1,024,886)	$–	$–

Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

See Notes to Financial Statements

				Cboe S&P 500®
	Cboe Vest S&P 500®			Enhanced Growth
	Enhanced Growth Fund			Index Balanced Series		S&P 500® Index

		Total	Total	Total	Total	Total	Total
		Return	Return	Return	Return	Return	Return
	Inception	Year Ended	Since	Year Ended	Since	Year Ended	Since
Class	Date	10/31/18	Inception*	10/31/18	Inception	10/31/18	Inception

Institutional	12/21/16	4.35%	10.30%	5.67%	10.81%	5.30%	10.16%
Investor	02/01/17	4.10%	9.94%	5.67%	10.95%	5.30%	10.46%
A	02/01/17	4.01%	9.83%	5.67%	10.95%	5.30%	10.46%
A (with Load)	02/01/17	(1.97% )	6.17%
C	07/24/18	N/A	(3.78% )	N/A	(3.26% )	N/A	(3.85% )
Y	07/24/18	N/A	(3.46% )	N/A	(3.26% )	N/A	(3.85% )

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.

The CBOE S&P 500® Enhanced Growth Index Balanced Series is designed to provide target outcome returns linked to the U.S. domestic stock market.
The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as reprentative of the equity market in general.

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of October 31, 2018 and are subject to change at any time.

* Average annual return if time since inception is greater than 1 year.

Cboe Vest S&P 500® Enhanced Growth Strategy Fund
Portfolio Composition as of
October 31, 2018
(unaudited)

Holdings By Industry/Asset Class	% of Net Assets

Money Market Fund	0.04%
Purchased Options:
Call Options	101.66%

Total Investments	101.70%

Options Written:
Call Options	(2.06%	)

	(2.06%	)

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS
October 31, 2018

		Fair
	Shares	Value

MONEY MARKET FUND – 0.04%
Federated Treasury Obligations Fund, 2.09%*
(Cost: $16,854)	16,854	$16,854

PURCHASED OPTIONS(A) – 101.66%

CALL OPTIONS – 101.66%

	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

SPDR S&P 500 ETF Trust	113	$3,058,119	$ 0.01	11/22/18	$3,058,684
SPDR S&P 500 ETF Trust	113	$3,058,119	256.42	11/22/18	182,034
SPDR S&P 500 ETF Trust	113	$3,058,119	0.01	12/21/18	3,058,684
SPDR S&P 500 ETF Trust	113	$3,058,119	267.20	12/21/18	115,711
SPDR S&P 500 ETF Trust	113	$3,058,119	279.75	1/17/19	51,244
SPDR S&P 500 ETF Trust	113	$3,058,119	0.01	1/18/19	3,044,966
SPDR S&P 500 ETF Trust	113	$3,058,119	271.50	2/21/19	121,926
SPDR S&P 500 ETF Trust	113	$3,058,119	0.01	2/22/19	3,044,967
SPDR S&P 500 ETF Trust	113	$3,058,119	0.01	3/22/19	3,034,484
SPDR S&P 500 ETF Trust	113	$3,058,119	270.90	3/22/19	137,605
SPDR S&P 500 ETF Trust	113	$3,058,119	0.01	4/18/19	3,034,485
SPDR S&P 500 ETF Trust	113	$3,058,119	270.50	4/23/19	158,009
SPDR S&P 500 ETF Trust	113	$3,058,119	0.01	5/16/19	3,034,485
SPDR S&P 500 ETF Trust	113	$3,058,119	271.90	5/17/19	161,239
SPDR S&P 500 ETF Trust	113	$3,058,119	0.01	6/22/19	3,019,399
SPDR S&P 500 ETF Trust	113	$3,058,119	276.25	6/22/19	141,248
SPDR S&P 500 ETF Trust	113	$3,058,119	0.01	7/20/19	3,019,399
SPDR S&P 500 ETF Trust	113	$3,058,119	281.10	7/20/19	126,613
SPDR S&P 500 ETF Trust	113	$3,058,119	0.01	8/24/19	3,019,400
SPDR S&P 500 ETF Trust	113	$3,058,119	281.90	8/24/19	137,974
SPDR S&P 500 ETF Trust	113	$3,058,119	291.22	9/21/19	93,444
SPDR S&P 500 ETF Trust	113	$3,058,119	280.35	10/18/19	162,058

See Notes to Financial Statements

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS – continued
October 31, 2018

	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

SPDR S&P 500 ETF Trust	113	$3,058,119	$0.01	9/19/20	$ 2,951,139
SPDR S&P 500 ETF Trust	113	$3,058,119	0.01	10/24/20	2,951,139
TOTAL CALL OPTIONS
(Cost: $36,850,497)					37,860,336

TOTAL PURCHASED OPTIONS – 101.66%
(Cost: $36,850,497)					37,860,336

TOTAL INVESTMENTS – 101.70%
(Cost: $36,867,351)					37,877,190

Liabilities in excess of other assets – (1.70)%					(633,702)

NET ASSETS – 100.00%					$37,243,488

* Effective 7 day yield as of October 31, 2018
(A) All or a portion of purchased options are held as collateral for options written.

See Notes to Financial Statements

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
SCHEDULE OF OPTIONS WRITTEN
October 31, 2018

OPTIONS WRITTEN – (2.06)%

CALL OPTIONS – (2.06)%

	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

SPDR S&P 500 ETF Trust	226	$(6,116,238)	$276.37	11/20/18	$ (50,702)
SPDR S&P 500 ETF Trust	226	$(6,116,238)	284.15	12/18/18	(41,449)
SPDR S&P 500 ETF Trust	226	$(6,116,238)	298.50	1/17/19	(10,774)
SPDR S&P 500 ETF Trust	226	$(6,116,238)	294.00	2/20/19	(39,045)
SPDR S&P 500 ETF Trust	226	$(6,116,238)	293.50	3/20/19	(53,510)
SPDR S&P 500 ETF Trust	226	$(6,116,238)	292.67	4/18/19	(75,783)
SPDR S&P 500 ETF Trust	226	$(6,116,238)	293.00	5/14/19	(90,733)
SPDR S&P 500 ETF Trust	226	$(6,116,238)	296.50	6/20/19	(93,463)
SPDR S&P 500 ETF Trust	226	$(6,116,238)	302.46	7/13/19	(66,558)
SPDR S&P 500 ETF Trust	226	$(6,116,238)	303.15	8/20/19	(85,074)
SPDR S&P 500 ETF Trust	226	$(6,116,238)	314.31	9/19/19	(49,996)
SPDR S&P 500 ETF Trust	226	$(6,116,238)	303.00	10/17/19	(108,347)

TOTAL CALL OPTIONS WRITTEN
(Premiums received: $2,750,942)					(765,434)

TOTAL OPTIONS WRITTEN – (2.06)%
(Premiums received: $2,750,942)					$(765,434)

See Notes to Financial Statements

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS
October 31, 2018

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to margin reflected as financial collateral (including cash collateral), held at clearing brokers and counterparties. Margin reflected in the collateral tables reflect margin up to an amount of 100% of the net amount of unrealized loss for the respective counterparty as of October 31, 2018:

Assets:
		Gross	Net
		Amounts	Amounts	Gross Amounts
		Offset	Presented	not offset in the
		in the	in the	Statement of
	Gross	Statement	Statement	Assets and Liabilities

	Amounts of	of Assets	of Assets		Collateral
	Recognized	and	and	Financial	Received	Net
	Assets	Liabilities	Liabilities	Instruments	(Pledged)	Amount

Description
Purchased Options	$37,860,336	$–	$37,860,336	$(765,434)	$–	$37,094,902

Liabilities:
		Gross	Net
		Amounts	Amounts	Gross Amounts
		Offset	Presented	not offset in the
		in the	in the	Statement of
	Gross	Statement	Statement	Assets and Liabilities

	Amounts of	of Assets	of Assets		Collateral
	Recognized	and	and	Financial	(Received)	Net
	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Amount

Description
Written Options	$(765,434)	$–	$(765,434)	$765,434	$–	$–

Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

See Notes to Financial Statements

	Cboe Vest S&P 500®			Cboe Vest S&P 500®
	Dividend Aristocrats			Dividend Aristocrats
	Target Income Fund			Target Income Index		S&P 500® Index

		Total	Total	Total	Total	Total	Total
		Return	Return	Return	Return	Return	Return
	Inception	Year Ended	Since	Year Ended	Since	Year Ended	Since
Class	Date	10/31/18	Inception*	10/31/18	Inception	10/31/18	Inception

Institutional	09/11/17	5.45%	7.08%	6.97%	8.69%	5.30%	7.86%
Investor	09/11/17	5.28%	6.74%	6.97%	8.69%	5.30%	7.86%
A	09/11/17	5.29%	6.85%	6.97%	8.69%	5.30%	7.86%
A (with Load)	09/11/17	(0.76% )	1.43%
C	09/11/17	4.48%	6.03%	6.97%	8.69%	5.30%	7.86%
Y	07/24/18	N/A	(1.40% )	N/A	(1.25% )	N/A	(3.85% )

The CBOE S&P 500® Dividend Aristocrats Target Income Index is designed to track the performance of a hypothetical buy-write strategy on constituents of the S&P 500® Dividend Aristocrats Target Income Index.
The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as reprentative of the equity market in general.

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of October 31, 2018 and are subject to change at any time.

* Average annual return if time since inception is greater than 1 year.

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Portfolio Composition as of
October 31, 2018
(unaudited)

Holdings By Industry/Asset Class	% of Net Assets

Common Stocks:
Beverages	3.71%
Consumer Discretionary	11.02%
Energy	3.73%
Financial	9.60%
Food & Staple Retailing	13.05%
Health Care	11.06%
Household Products	7.09%
Industrial	20.96%
Information Technology	1.91%
Materials	11.44%
Real Estate	1.88%
Telecommunication Services	1.85%
Utilities	1.78%
Money Market Fund	0.53%

Total Investments	99.61%

Options Written:
Call Options	(0.09%	)

	(0.09%	)

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2018

		Fair
	Shares	Value

COMMON STOCKS(A) - 99.08%

BEVERAGES - 3.71%
Brown-Forman Corp. - Class B	14,505	$672,162
The Coca-Cola Co.	14,334	686,312

		1,358,474

CONSUMER DISCRETIONARY - 11.02%
Genuine Parts Co.	6,728	658,806
Leggett & Platt, Inc.	17,815	646,863
Lowe’s Companies, Inc.	6,939	660,732
McDonald’s Corp.	3,777	668,151
Target Corp.	8,142	680,915
VF Corp.	8,677	719,150

		4,034,617

ENERGY - 3.73%
Apergy Corp. *	1	20
Chevron Corp.	6,078	678,609
Exxon Mobil Corp.	8,630	687,638

		1,366,267

FINANCIAL - 9.60%
AFLAC, Inc.	15,687	675,639
Cincinnati Financial Corp.	9,383	737,879
Franklin Resources, Inc.	23,644	721,142
S&P Global Inc.	3,767	686,799
T. Rowe Price Group Inc.	7,136	692,121

		3,513,580

FOOD & STAPLE RETAILING - 13.05%
Archer-Daniels-Midland Co.	14,028	662,823
Hormel Foods Corp.	15,983	697,498
McCormick & Company, Inc.	4,741	682,704
SYSCO Corp.	9,306	663,797
The Procter & Gamble Co.	7,488	664,036
Walgreens Boots Alliance, Inc.	9,027	720,084
Walmart Inc.	6,866	688,522

		4,779,464

See Notes to Financial Statements

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
SCHEDULE OF INVESTMENTS – continued
October 31, 2018

		Fair
	Shares	Value

HEALTH CARE - 11.06%
Abbott Laboratories	10,007	$689,883
AbbVie Inc.	8,435	656,665
Becton Dickinson and Co.	2,946	679,053
Cardinal Health, Inc.	13,505	683,353
Johnson & Johnson	4,873	682,171
Medtronic, PLC	7,323	657,752

		4,048,877

HOUSEHOLD PRODUCTS - 7.09%
Colgate-Palmolive Co.	10,363	617,117
Kimberly-Clark Corp.	6,367	664,078
PepsiCo, Inc.	5,930	666,413
The Clorox Co.	4,379	650,063

		2,597,671

INDUSTRIAL - 20.96%
3M Co.	3,630	690,644
A.O.Smith Corp.	15,110	687,958
Cintas Corp.	3,978	723,479
Dover Corp.	8,284	686,247
Emerson Electric Co.	10,148	688,846
General Dynamics Corp.	3,867	667,367
Illinois Tool Works Inc.	5,590	713,116
Pentair PLC	17,581	705,877
Roper Technologies, Inc.	2,543	719,415
Stanley Black & Decker, Inc.	5,924	690,264
W.W. Grainger, Inc.	2,464	699,702

		7,672,915

INFORMATION TECHNOLOGY - 1.91%
Automatic Data Processing	4,866	701,093

MATERIALS - 11.44%
Air Products & Chemicals, Inc.	4,498	694,266
Ecolab Inc.	4,536	694,688
Linde Public Limited Co.	4,155	687,528
Nucor Corp.	12,034	711,450

See Notes to Financial Statements

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
SCHEDULE OF INVESTMENTS – continued
October 31, 2018

		Fair
	Shares	Value

PPG Industries, Inc.	6,850	$719,866
The Sherwin-Williams Co.	1,727	679,523

		4,187,321

REAL ESTATE - 1.88%
Federal Realty Investment Trust	5,536	686,741

TELECOMMUNICATION SERVICES - 1.85%
AT&T Inc.	22,063	676,893

UTILITIES - 1.78%
Consolidated Edison, Inc.	8,564	650,864

TOTAL COMMON STOCKS - 99.08%
(Cost: $36,176,461)		36,274,777

MONEY MARKET FUND - 0.53%
Federated Treasury Obligations Fund, 2.09% **
(Cost: $192,438)	192,438	192,438

TOTAL INVESTMENTS - 99.61%
(Cost: $36,368,899)		36,467,215

Other assets, net of liabilites - 0.39%		142,757

NET ASSETS - 100.00%		$36,609,972

* Non-income producing
** Effective 7 day yield as of October 31, 2018
(A) All or a portion of securities are held as collateral for options written.

See Notes to Financial Statements

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
SCHEDULE OF OPTIONS WRITTEN
October 31, 2018

CALL OPTIONS WRITTEN – (0.09)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

AbbVie Inc.	5	$(38,925)	$81.00	11/3/18	$(505)
Abbott Laboratories	8	$(55,152)	67.50	11/3/18	(1,184)
Archer-Daniels-Midland Co.	11	$(51,975)	46.50	11/3/18	(1,177)
Cardinal Health, Inc.	10	$(50,600)	50.00	11/3/18	(1,050)
Colgate-Palmolive Co.	8	$(47,640)	60.00	11/3/18	(592)
Chevron Corp.	4	$(44,660)	112.00	11/3/18	(592)
Emerson Electric Co.	8	$(54,304)	66.50	11/3/18	(1,344)
General Dynamics Corp.	2	$(34,516)	170.00	11/3/18	(874)
Johnson & Johnson	4	$(55,996)	137.00	11/3/18	(1,460)
Kimberly-Clark Corp.	5	$(52,150)	103.00	11/3/18	(915)
The Coca-Cola Co.	11	$(52,668)	46.00	11/3/18	(2,222)
Lowe’s Companies, Inc.	5	$(47,610)	94.00	11/3/18	(1,375)
McDonald’s Corp.	3	$(53,070)	175.00	11/3/18	(840)
Medtronic, PLC	6	$(53,892)	90.50	11/3/18	(450)
3M Co.	2	$(38,052)	185.00	11/3/18	(1,286)
Nucor Corp.	8	$(47,296)	56.50	11/3/18	(2,144)
PepsiCo, Inc.	4	$(44,952)	111.00	11/3/18	(628)
The Procter & Gamble Co.	6	$(53,208)	88.50	11/3/18	(408)
Stanley Black & Decker, Inc.	3	$(34,956)	111.00	11/3/18	(1,740)
SYSCO Corp.	7	$(49,931)	70.00	11/3/18	(1,050)
AT&T Inc.	15	$(46,020)	29.50	11/3/18	(1,815)
Target Corp.	6	$(50,178)	82.50	11/3/18	(936)
VF Corp.	5	$(41,440)	80.00	11/3/18	(2,000)
Walgreens Boots Alliance, Inc.	8	$(63,816)	76.50	11/3/18	(2,400)
Walmart Inc.	6	$(60,168)	99.00	11/3/18	(1,188)
Exxon Mobile Corp.	6	$(47,808)	78.00	11/3/18	(1,482)
TOTAL CALL OPTIONS WRITTEN
(Premiums received: $18,190)					(31,657)

TOTAL OPTIONS WRITTEN – (0.09)%
(Premiums received: $18,190)					$(31,657)

See Notes to Financial Statements

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2018

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to margin reflected as financial collateral (including cash collateral), held at clearing brokers and counterparties. Margin reflected in the collateral tables reflect margin up to an amount of 100% of the net amount of unrealized loss for the respective counterparty as of October 31, 2018:

Liabilities:
		Gross	Net
		Amounts	Amounts	Gross Amounts
		Offset	Presented	not offset in the
		in the	in the	Statement of
	Gross	Statement	Statement	Assets and Liabilities

	Amounts of	of Assets	of Assets		Collateral
	Recognized	and	and	Financial	(Received)	Net
	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Amount

Description
Written Options	$(31,657)	$–	$(31,657)	$31,600	$57	$–

Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

See Notes to Financial Statements

			CBOE S&P 500®
	Cboe Vest S&P 500®		Enhance and Buffer	S&P 500®
	Enhance and Buffer Fund		Index Balanced Series	Index

	Inception	Total Return	Total Return	Total Return
Class	Date	Since Inception	Since Inception	Since Inception

Institutional	11/06/17	6.30%	9.30%	4.65%
Investor	11/06/17	6.40%	9.30%	4.65%
A	11/06/17	6.40%	9.30%	4.65%
A (with Load)	11/06/17	0.28%
C	11/06/17	5.60%	9.30%	4.65%
Y	11/06/17	7.00%	9.30%	4.65%

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.

The CBOE S&P 500® Enhance and Buffer Index Balanced Series is designed to provide target outcomereturns linked to the U.S. domestic stock market.
The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized asreprentative of the equity market in general.

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of October 31, 2018 and are subject to change at any time.

Cboe Vest S&P 500® Enhance and Buffer Fund
Portfolio Composition as of
October 31, 2018
(unaudited)

Holdings By Industry/Asset Class	% of Net Assets

Money Market Fund	2.54%
U.S. Government Securities	99.74%
Purchased Options:
Call Options	8.18%
Put Options	2.05%

Total Investments	112.51%

Options Written:
Call Options	(2.00%	)
Put Options	(5.67%	)

	(7.67%	)

Cboe VEST S&P 500® ENHANCE AND BUFFER FUND
SCHEDULE OF INVESTMENTS
October 31, 2018

	Share	Fair Value

MONEY MARKET FUND - 2.54%
Federated Treasury Obligations Fund, 1.99%*
(Cost: $208,342)	208,342	$208,342

	Principal
	Amount

U. S. GOVERNMENT SECURITIES(A) - 99.74%

MATURES IN 0-5 YEARS:
U.S. Treasury Bill, Matures March 28, 2019 - 0.00%	3,040,000	3,013,228
U.S. Treasury Bill, Matures September 12, 2019 - 0.00%
(Cost: $8,198,240)	5,300,000	5,185,012

		8,198,240

	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

PURCHASED OPTIONS(A) - 10.23%

CALL OPTIONS - 8.18%
SPDR S&P 500 ETF Trust	306	$8,281,278	$291.00	11/3/18	$153
SPDR S&P 500 ETF Trust	296	$8,010,648	271.00	12/1/18	170,993
SPDR S&P 500 ETF Trust	306	$8,281,278	265.00	3/30/19	501,534

TOTAL CALL OPTIONS
(Cost: $933,937)					672,680

PUT OPTIONS - 2.05%
SPDR S&P 500 ETF Trust	612	$16,562,556	$155.00	11/3/18	306
SPDR S&P 500 ETF Trust	296	$8,010,648	271.00	12/1/18	167,364
SPDR S&P 500 ETF Trust	592	$16,021,296	130.00	12/1/18	592

TOTAL PUT OPTIONS
(Cost: $169,825)					168,262

TOTAL PURCHASED OPTIONS - 10.23%
(Cost: $1,103,762)					840,942

TOTAL INVESTMENTS - 112.51%
(Cost: $9,510,344)					9,247,524

Liabilities in excess of other assets - (12.51%)					(1,028,151)

NET ASSETS - 100.00%					$8,219,373

* Effective 7 day yield as of October 31, 2018
(A) All or a portion of securities are held as collateral for options written.

See Notes to Financial Statements

Cboe VEST S&P 500® ENHANCE AND BUFFER FUND
SCHEDULE OF OPTIONS WRITTEN
October 31, 2018

	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

OPTIONS WRITTEN - (7.67%)

CALL OPTIONS - (2.00%)
SPDR S&P 500 ETF Trust	612	$(16,562,556)	$298.00	11/3/18	$(306)
SPDR S&P 500 ETF Trust	592	$(16,021,296)	277.00	12/1/18	(164,408)

TOTAL CALL OPTIONS WRITTEN
(Premiums received: $195,630)					(164,714)

PUT OPTIONS - (5.67%)
SPDR S&P 500 ETF Trust	592	$(16,021,296)	$261.00	12/1/18	(160,646)
SPDR S&P 500 ETF Trust	306	$(8,281,278)	265.00	3/30/19	(305,082)

TOTAL PUT OPTIONS WRITTEN
(Premiums received: $478,786)					(465,728)

TOTAL OPTIONS WRITTEN - (7.67%)
(Premiums received: $674,416)					$(630,442)

See Notes to Financial Statements

Cboe VEST S&P 500® ENHANCE AND BUFFER FUND
SCHEDULE OF INVESTMENTS
October 31, 2018

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to margin reflected as financial collateral (including cash collateral), held at clearing brokers and counterparties. Margin reflected in the collateral tables reflect margin up to an amount of 100% of the net amount of unrealized loss for the respective counterparty as of October 31, 2018:

Assets:
		Gross	Net
		Amounts	Amounts	Gross Amounts
		Offset	Presented	not offset in the
		in the	in the	Statement of
	Gross	Statement	Statement	Assets and Liabilities

	Amounts of	of Assets	of Assets		Collateral
	Recognized	and	and	Financial	Received	Net
	Liabilities	Liabilities	Liabilities	Instruments	(Pledged)	Amount

Description
Purchased Options	$840,942	$–	$840,942	$(630,442)	$–	$210,500

Liabilities:
		Gross	Net
		Amounts	Amounts	Gross Amounts
		Offset	Presented	not offset in the
		in the	in the	Statement of
	Gross	Statement	Statement	Assets and Liabilities

	Amounts of	of Assets	of Assets		Collateral
	Recognized	and	and	Financial	(Received)	Net
	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Amount

Description
Written Options	$(630,442)	$–	$(630,442)	$630,442	$–	$–

Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

See Notes to Financial Statements

THE Cboe VEST FAMILY OF FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2018

			Cboe Vest
		Cboe Vest	S&P 500®
	Cboe Vest	S&P 500®	Dividend	Cboe Vest
	S&P 500®	Enhanced	Aristocrats	S&P 500®
	Buffer	Growth	Target	Enhance and
	Strategy Fund	Strategy Fund	Income Fund	Buffer Fund

ASSETS
Investments at fair value* (Note 1)	$40,357,143	$37,877,190	$36,467,215	$9,247,524
Cash deposits with broker	2,885	31,395	57	6,278
Receivable for securities sold	–	–	1,601,034	2,079,515
Receivable for capital stock sold	51,348	–	1,031	4,100
Dividends and interest receivable	592	145	63,764	2,258
Receivable from investment manager	–	73,563	108,321	3,295
Prepaid expenses	35,027	32,195	34,277	11,381

TOTAL ASSETS	40,446,995	38,014,488	38,275,699	11,354,351

LIABILITIES
Due to broker	–	–	–	1,631,046
Call options written, at fair value(A) (Note 1)	116,474	765,434	31,657	164,714
Put options written, at fair value(B) (Note 1)	908,412	–	–	465,728
Payable for capital stock redeemed	5,833	–	2,760	–
Payable for securities purchased	–	–	1,619,247	869,053
Accrued advisory fees	5,862	–	–	–
Accrued 12b-1 fees	531	72	93	216
Accrued custody fees	1,250	1,250	7,907	3,125
Accrued administration, fund accounting, and transfer agent fees	3,747	4,081	4,063	1,096
Other accrued expenses	–	163	–	–

TOTAL LIABILITIES	1,042,109	771,000	1,665,727	3,134,978

NET ASSETS	$39,404,886	$37,243,488	$36,609,972	$8,219,373

Net Assets Consist of:
Paid-in-capital	38,675,024	32,349,120	37,651,424	8,430,215
Distributable earnings	729,862	4,894,368	(1,041,452)	(210,842)

Net Assets	$39,404,886	$37,243,488	$36,609,972	$8,219,373

NET ASSET VALUE PER SHARE
Institutional Class Shares
Net Assets	$30,427,774	$4,948,605	$21,603,405	$1,147,675
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	2,623,128	412,433	2,084,375	108,011
Net Asset Value, Offering and Redemption Price Per Share	$11.60	$12.00	$10.36	$10.63

See Notes to Financial Statements

THE Cboe VEST FAMILY OF FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2018

					Cboe
			Cboe		Vest S&P 500®	Cboe
	Cboe		Vest S&P 500®		Dividend	Vest S&P 500®
	Vest S&P 500®		Enhanced		Aristocrats Target	Enhance
	Buffer		Growth Strategy		Income	and Buffer
	Strategy Fund		Fund		Fund	Fund

NET ASSET VALUE PER SHARE
Investor Class Shares
Net Assets	$8,879,550		$32,291,778		$1,827,901	$1,053,327
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	769,301		2,703,506		176,650	98,989
Net Asset Value, Offering and Redemption Price Per Share***	$11.54		$11.94		$10.35	$10.64

NET ASSET VALUE PER SHARE
Class A Shares
Net Assets	$15,328		$1,178		$2,345,079	$1,064
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	1,322		99		226,346	100
Net Asset Value, Offering and Redemption Price Per Share***	$11.59		$11.92	****	$10.36	$10.64

Maximum Offering Price Per Share**	$12.30		$12.65		$10.99	$11.29

NET ASSET VALUE PER SHARE
Class C Shares
Net Assets	$81,255		$962		$393,902	$1,056
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	7,065		80		38,097	100
Net Asset Value, Offering and Redemption Price Per Share***	$11.50		$11.97	****	$10.34	$10.56

NET ASSET VALUE PER SHARE
Class Y Shares
Net Assets	$979		$965		$10,439,685	$6,016,251
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	84		80		1,005,872	562,015
Net Asset Value, Offering and Redemption Price Per Share	$11.60	****	$12.01	****	$10.38	$10.70

* Identified cost of	$39,740,280		$36,867,351		$36,368,899	$9,510,344

(A) Premiums received of	$(474,863)		$(2,750,942)		$(18,190)	$(195,630)

(B) Premiums received of	$(980,522)		$–		$–	$(478,786)

** Maximum offering price per share includes sales charge of 5.75%.
*** May be subject to a 2% redemption fee if redeemed with in 30 days of purchase.
**** NAV per share does not recalculate due to rounding

See Notes to Financial Statements

THE Cboe VEST FAMILY OF FUNDS
STATEMENTS OF OPERATIONS

			Cboe
		Cboe	Vest S&P 500®	Cboe
	Cboe	Vest S&P 500®	Dividend	Vest S&P 500®
	Vest S&P 500®	Enhanced	Aristocrats Target	Enhance
	Buffer	Growth Strategy	Income	and Buffer
	Strategy Fund	Fund	Fund	Fund

				For
				the Period
	For the	For the	For the	November 6,
	Year ended	Year ended	Year ended	2017*
	October 31,	October 31,	October 31,	to October 31,
	2018	2018	2018	2018

INVESTMENT INCOME
Dividend	$–	$–	$461,383	$–
Interest	6,554	2,609	6,338	60,935

Total investment income	6,554	2,609	467,721	60,935

EXPENSES
Investment management fees (Note 2)	170,214	289,753	140,954	26,770
12b-1 fees (Note 2)
Investor Class	7,048	83,213	3,093	663
Class A	3	3	4,825	3
Class C	33	4	4,322	11
Recordkeeping and administrative services (Note 2)	24,658	41,977	27,453	15,597
Accounting fees (Note 2)	24,242	41,978	26,553	15,596
Custody fees	7,515	6,781	49,500	10,861
Transfer agent fees (Note 2)	12,552	19,920	14,642	9,761
Professional fees	63,991	130,883	72,704	21,235
Filing and registration fees	13,000	10,000	14,250	2,000
Trustee fees	5,111	10,052	3,645	1,310
Compliance fees	5,652	10,391	5,399	6,679
Shareholder reports	24,172	37,958	25,254	15,241
Shareholder servicing
Institutional Class	17,031	5,853	9,666	590
Investor Class	6,966	51,363	3,093	674
Class A	–	–	1,942	–
Class C	–	–	286	–
Insurance	3,041	–	2,497
Interest expense	704	2,620	481	8,506
Exchange fee	3,100	3,100	3,100	3,500
Other	18,367	31,527	20,922	5,093

Total expenses	407,400	777,376	434,581	144,090
Investment management fee waivers and reimbursed expenses (Note 2)	(184,009)	(324,518)	(247,314)	(108,602)

Net expenses	223,391	452,858	187,267	35,488

Net investment income (loss)	(216,837)	(450,249)	280,454	25,447

See Notes to Financial Statements

THE Cboe VEST FAMILY OF FUNDS
STATEMENTS OF OPERATIONS

	Cboe Vest S&P 500® Buffer Strategy Fund	Cboe Vest S&P 500® Enhanced Growth Strategy Fund	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund	Cboe Vest S&P 500® Enhance and Buffer Fund

	For the Year ended October 31, 2018	For the Year ended October 31, 2018	For the Year ended October 31, 2018	For the Period November 6, 2017* to October 31, 2018

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	$575,407	$1,981,832	$(899,734)	$148,990
Net realized gain (loss) on put options purchased	(1,148,296)	–	–	241,057
Net realized gain (loss) on call options purchased	694,145	3,844,335	–	(605,232)
Net realized gain (loss) on put options written	217,011	–	–	(251,128)
Net realized gain (loss) on call options written	(375,991)	(3,169,539)	239,104	448,870

Net realized gain (loss) on investments, options purchased and written	(37,724)	2,656,628	(660,630)	(17,443)

Net change in unrealized appreciation (depreciation) of investments	–	–	24,794	–
Net change in unrealized appreciation (depreciation) on put options purchased	1,086,548	–	–	(1,563)
Net change in unrealized appreciation (depreciation) on call options purchased	(1,125,701)	(2,977,673)	–	(261,257)
Net change in unrealized appreciation (depreciation) on put options written	(90,150)	–	–	13,058
Net change in unrealized appreciation (depreciation) on call options written	441,998	2,350,372	(13,920)	30,916

See Notes to Financial Statements

THE Cboe VEST FAMILY OF FUNDS
STATEMENT OF OPERATIONS

	Cboe Vest S&P 500® Buffer Strategy Fund	Cboe Vest S&P 500® Enhanced Growth Strategy Fund	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund	Cboe Vest S&P 500® Enhance and Buffer Fund

	For the Year ended October 31, 2018	For the Year ended October 31, 2018	For the Year ended October 31, 2018	For the Period November 6, 2017* to October 31, 2018

Net change in unrealized appreciation (depreciation) on investments, options purchased and written	$312,695	$(627,301)	$10,874	$(218,846)

Net realized and unrealized gain (loss)	274,971	2,029,327	(649,756)	(236,289)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$58,134	$1,579,078	$(369,302)	$(210,842)

* Inception date.

See Notes to Financial Statements

THE Cboe VEST FAMILY OF FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Cboe Vest S&P 500® Buffer Strategy Fund	Cboe Vest S&P 500® Buffer Strategy Fund	Cboe Vest S&P 500® Enhanced Growth Strategy Fund	Cboe Vest S&P 500® Enhance Growth Strategy Fund

	For the Year ended October 31, 2018	For the Year ended October 31, 2017	For the Year ended October 31, 2018	For the Period December 21, 2016* to October 31, 2017

Increase (decrease) in Net Assets

OPERATIONS
Net investment income (loss)	$(216,837)	$(70,995)	$(450,249)	$(330,724)
Net realized gain (loss) on investments, options purchased and written	(37,724)	(82,163)	2,656,628	145,367
Net increase (decrease) in unrealized appreciation (depreciation) of investments, options purchased and options written	312,695	736,625	(627,301)	3,622,648

Increase (decrease) in net assets from operations	58,134	583,467	1,579,078	3,437,291

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Institutional Class	–	–	–	–
Investor Class	–	–	–	–
Class A	–	–	–	–
Class C	–	–	–	–
Class Y	–	–	–	–

Decrease in net assets from distributions	–	–	–	–

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	22,777,720	11,456,509	2,860,565	7,787,822
Investor Class	8,500,190	1,364,622	3,839,940	31,342,316
Class A	15,712	–		3,356
Class C	82,280	–	1,000	–
Class Y	1,000	–	1,000	–

See Notes to Financial Statements

THE Cboe VEST FAMILY OF FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Cboe Vest S&P 500® Buffer Strategy Fund	Cboe Vest S&P 500® Buffer Strategy Fund	Cboe Vest S&P 500® Enhanced Growth Strategy Fund	Cboe Vest S&P 500® Enhance Growth Strategy Fund

	For the Year ended October 31, 2018	For the Year ended October 31, 2017	For the Year ended October 31, 2018	For the Period December 21, 2016* to October 31, 2017

Distributions reinvested
Institutional Class	$–	$–	$–	$–
Investor Class	–	–	–	–
Class A	–	–	–	–
Class C	–	–	–	–
Class Y	–	–	–	–
Shares redeemed
Institutional Class	(3,204,292)	(1,590,885)	(3,322,139)	(3,120,997)
Investor Class	(769,691)	(130,932)	(5,876,310)	(1,287,016)
Class A	–	–	–	(2,418)
Class C	–	–	–	–
Class Y	–	–	–	–

Increase (decrease) in net assets from capital stock transactions	27,402,919	11,099,314	(2,495,944)	34,723,063

NET ASSETS
Increase (decrease) during year	27,461,053	11,682,781	(916,866)	38,160,354
Beginning of year	11,943,833	261,052	38,160,354	–

End of year**	$39,404,886	$11,943,833	$37,243,488	$38,160,354

** Includes accumulated undistributed net investment income (loss) of:		$(69,649)		$(185,357)

* Inception date.

See Notes to Financial Statements

THE Cboe VEST FAMILY OF FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund	Cboe Vest S&P 500® Enhanced and Buffer Fund

	For the Year ended October 31, 2018	For the Period September 11, 2017* to October 31, 2017	For the Period November 6, 2017* to October 31, 2018

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$280,454	$8,332	$25,447
Net realized gain (loss) on investments, options purchased and written	(660,630)	33,522	(17,443)
Net increase (decrease) in unrealized appreciation (depreciation) of investments, options purchased and options written	10,874	73,974	(218,846)

Increase (decrease) in net assets from operations	(369,302)	115,828	(210,842)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Institutional Class	(600,659)	–	–
Investor Class	(52,193)	–	–
Class A	(78,411)	–	–
Class C	(14,120)	–	–
Class Y	(42,595)	–	–

Decrease in net assets from distributions	(787,978)	–	–

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	29,916,357	10,521,458	1,413,961
Investor Class	2,222,816	197,300	1,112,389
Class A	1,504,543	824,625	1,000
Class C	300,840	239,260	1,000
Class Y	11,013,265	–	6,455,080

See Notes to Financial Statements

THE Cboe VEST FAMILY OF FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund	Cboe Vest S&P 500® Enhanced and Buffer Fund

	For the Year ended October 31, 2018	For the Period September 11, 2017* to October 31, 2017	For the Period November 6, 2017* to October 31, 2018

Distributions reinvested
Institutional Class	$594,380	$–	$–
Investor Class	49,978	–	–
Class A	78,411	–	–
Class C	14,120	–	–
Class Y	42,595	–	–
Shares redeemed
Institutional Class	(14,018,919)	(5,057,705)	(256,000)
Investor Class	(594,641)	–	–
Class A	(43,462)	–	–
Class C	(153,414)	–	–
Class Y	(383)	–	(297,215)

Increase (decrease) in net assets from capital stock transactions	30,926,486	6,724,938	8,430,215

NET ASSETS
Increase (decrease) during year	29,769,206	6,840,766	8,219,373
Beginning of year	6,840,766	–	–

End of year**	$36,609,972	$6,840,766	$8,219,373

** Includes accumulated undistributed net investment income (loss) of:		$8,332

* Inception date.

See Notes to Financial Statements

Cboe VEST S&P 500® BUFFER STRATEGY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Institutional Class

	For the year ended				For the period
	October 31,				August 23, 2016* to

	2018		2017		October 31, 2016

Net asset value, beginning of period	$11.21		$9.88		$10.00

Investment activities
Net investment income (loss)(1)	(0.11)		(0.11)		(0.02)
Net realized and unrealized gain (loss) on investments	0.50		1.44		(0.10)

Total from investment activities	0.39		1.33		(0.12)

Net asset value, end of period	$11.60		$11.21		$9.88

Total Return	3.48%		13.46%		(1.20%	)***
Ratios/Supplemental Data
Ratio to average net assets Expenses, gross	1.73%		3.27%		46.89%	**
Expenses, net of waiver (Note 2)	0.95%		1.08%		1.25%	**
Net investment income (loss)	(0.92%	)	(1.05%	)	(0.98%	)**
Portfolio turnover rate	0.00%	(3)	0.00%	(2)	0.00%	(2)***
Net assets, end of period (000’s)	$30,428		$10,614		$261

(1)Per share amounts calculated using the average number of shares outstanding during the period.
(2) Ratio is zero due to the Fund not having activity with any long-term securities during the period.
(3)Ratio is zero due to the Fund not holding any long-term securities at any month end during the year.
* Inception date.
** Annualized
*** Not annualized

See Notes to Financial Statements

Cboe VEST S&P 500® BUFFER STRATEGY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Investor Class

	For the year ended October 31, 2018		For the period December 7, 2016* to October 31, 2017

Net asset value, beginning of period	$11.18		$10.20

Investment activities
Net investment income (loss)(1)	(0.14)		(0.13)
Net realized and unrealized gain (loss) on investments	0.50		1.11

Total from investment activities	0.36		0.98

Net asset value, end of period	$11.54		$11.18

Total Return	3.22%		9.61%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.20%		3.74%	**
Expenses, net of waiver (Note 2)	1.20%		1.38%	**
Net investment income (loss)	(1.17%	)	(1.35%	)**
Portfolio turnover rate	0.00%	(3)	0.00%	(2)***
Net assets, end of period (000’s)	$8,880		$1,330

(1) Per share amounts calculated using the average number of shares outstanding during the period.
(2) Ratio is zero due to the Fund not having activity with any long-term securities during the period.
(3)Ratio is zero due to the Fund not holding any long-term securities at any month end during the year.
* Inception date.
** Annualized
*** Not annualized

See Notes to Financial Statements

Cboe VEST S&P 500® BUFFER STRATEGY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class A

	For the period
	July 24, 2018* to
	October 31, 2018

Net asset value, beginning of period	$11.85

Investment activities
Net investment income (loss)(1)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.22)

Total from investment activities	(0.26)

Net asset value, end of period	$11.59

Total Return	(2.19%	)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.24%	**
Expenses, net of waiver (Note 2)	1.20%	**
Net investment income (loss)	(1.18%	)**
Portfolio turnover rate(2)	0.00%	***
Net assets, end of period (000’s)	$15

(1) Per share amounts calculated using the average number of shares outstanding during the period.
(2)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.
* Inception date.
** Annualized
*** Not annualized

See Notes to Financial Statements

Cboe VEST S&P 500® BUFFER STRATEGY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class C

	For the period
	July 24, 2018* to
	October 31, 2018

Net asset value, beginning of period	$11.85

Investment activities
Net investment income (loss)(1)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.29)

Total from investment activities	(0.35)

Net asset value, end of period	$11.50

Total Return	(2.95%	)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	3.53%	**
Expenses, net of waiver (Note 2)	1.95%	**
Net investment income (loss)	(1.93%	)**
Portfolio turnover rate(2)	0.00%	***
Net assets, end of period (000’s)	$81

(1) Per share amounts calculated using the average number of shares outstanding during the period.
(2)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.
* Inception date.
** Annualized
*** Not annualized

See Notes to Financial Statements

Cboe VEST S&P 500® BUFFER STRATEGY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class Y

	For the period
	July 24, 2018* to
	October 31, 2018

Net asset value, beginning of period	$11.85

Investment activities
Net investment income (loss)(1)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.23)

Total from investment activities	(0.25)

Net asset value, end of period	$11.60

Total Return	(2.11%	)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.25%	**
Expenses, net of waiver (Note 2)	0.71%	**
Net investment income (loss)	(0.69%	)**
Portfolio turnover rate(2)	0.00%	***
Net assets, end of period (000’s)	$1

(1) Per share amounts calculated using the average number of shares outstanding during the period.
(2) Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.
* Inception date.
** Annualized
*** Not annualized

See Notes to Financial Statements

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Institutional Class

			Period
	For the year ended		December 21, 2016* to
	October 31, 2018		October 31, 2017

Net asset value, beginning of period	$11.50		$10.00

Investment activities
Net investment income (loss)(1)	(0.11)		(0.11)
Net realized and unrealized gain (loss) on investments	0.61		1.61

Total from investment activities	0.50		1.50

Net asset value, end of period	$12.00		$11.50

Total Return	4.35%		15.00%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.75%		1.69%	**
Expenses, excluding interest expense, before waiver	1.74%		1.69%	**
Expenses, net of waiver (Note 2)	0.96%		1.13%	**
Net investment income (loss)	(0.96%	)	(1.13%	)**
Portfolio turnover rate	0.00%	(3)	0.00%	(2)***
Net assets, end of period (000’s)	$4,949		$5,164

(1) Per share amounts calculated using the average number of shares outstanding during the period.
(2) Ratio is zero due to the Fund not having activity with any long-term securities during the period.
(3) Ratio is zero due to the Fund not holding any long-term securities at any month end during the year.
* Inception date.
** Annualized
*** Not annualized

See Notes to Financial Statements

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Investor Class

			Period
	For the year ended		January 31, 2017* to
	October 31, 2018		October 31, 2017

Net asset value, beginning of period	$11.47		$10.12

Investment activities
Net investment income (loss)(1)	(0.14)		(0.11)
Net realized and unrealized gain (loss) on investments	0.61		1.46

Total from investment activities	0.47		1.35

Net asset value, end of period	$11.94		$11.47

Total Return	4.10%		13.34%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.06%		1.79%	**
Expenses, excluding interest expense, before waiver	2.05%		1.79%	**
Expenses, net of waiver (Note 2)	1.21%		1.36%	**
Net investment income (loss)	(1.21%	)	(1.36%	)**
Portfolio turnover rate	0.00%	(3)	0.00%	(2)***
Net assets, end of period (000’s)	$32,292		$32,995

(1) Per share amounts calculated using the average number of shares outstanding during the period.
(2) Ratio is zero due to the Fund not having activity with any long-term securities during the period.
(3) Ratio is zero due to the Fund not holding any long-term securities at any month end during the year.
* Inception date.
** Annualized
*** Not annualized

See Notes to Financial Statements

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class A

			Period
	For the year ended		January 31, 2017* to
	October 31, 2018		October 31, 2017

Net asset value, beginning of period	$11.46		$10.12

Investment activities
Net investment income (loss)(1)	(0.14)		(0.11)
Net realized and unrealized gain (loss) on investments	0.60		1.45

Total from investment activities	0.46		1.34

Net asset value, end of period	$11.92		$11.46

Total Return	4.01%		13.24%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.59%		2.36%	**
Expenses, excluding interest expense, before waiver	1.58%		2.36%	**
Expenses, net of waiver (Note 2)	1.21%		1.39%	**
Net investment income (loss)	(1.21%	)	(1.39%	)**
Portfolio turnover rate	0.00%	(3)	0.00%	(2)***
Net assets, end of period (000’s)	$1		$1

(1) Per share amounts calculated using the average number of shares outstanding during the period.
(2) Ratio is zero due to the Fund not having activity with any long-term securities during the period.
(3) Ratio is zero due to the Fund not holding any long-term securities at any month end during the year.
* Inception date.
** Annualized
*** Not annualized

See Notes to Financial Statements

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class C

	Period
	July 24, 2018* to
	October 31, 2018

Net asset value, beginning of period	$12.44

Investment activities
Net investment income (loss)(1)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.40)

Total from investment activities	(0.47)

Net asset value, end of period	$11.97

Total Return	(3.78%	)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.94%	**
Expenses, excluding interest expense, before waiver	2.91%	**
Expenses, net of waiver (Note 2)	1.98%	**
Net investment income (loss)	(2.00%	)**
Portfolio turnover rate(2)	0.00%	***
Net assets, end of period (000’s)	$1

(1) Per share amounts calculated using the average number of shares outstanding during the period.
(2) Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.
* Inception date.
** Annualized
*** Not annualized

See Notes to Financial Statements

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class Y

	Period
	July 24, 2018* to
	October 31, 2018

Net asset value, beginning of period	$12.44

Investment activities
Net investment income (loss)(1)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.40)

Total from investment activities	(0.43)

Net asset value, end of period	$12.01

Total Return	(3.46%	)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.60%	**
Expenses, excluding interest expense, before waiver	1.58%	**
Expenses, net of waiver (Note 2)	0.73%	**
Net investment income (loss)	(0.76%	)**
Portfolio turnover rate(2)	0.00%	***
Net assets, end of period (000’s)	$1

(1) Per share amounts calculated using the average number of shares outstanding during the period.
(2) Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.
* Inception date.
** Annualized
*** Not annualized

See Notes to Financial Statements

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Institutional Class

		Period
	For the year ended	September 11, 2017*
	October 31, 2018	to October 31, 2017

Net asset value, beginning of period	$10.25	$10.00

Investment activities
Net investment income (loss)(1)	0.16	0.01
Net realized and unrealized gain (loss) on investments(2)	0.40	0.24

Total from investment activities	0.56	0.25

Distributions
Net investment income	(0.15)	–
Net realized gain	(0.30)	–

Total distributions	(0.45)	–

Net asset value, end of period	$10.36	$10.25

Total Return	5.45%	2.50%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.21%	2.89%	**
Expenses, excluding interest expense, before waiver	2.21%	2.89%	**
Expenses, net of waiver (Note 2)	0.95%	0.95%	**
Net investment income (loss)	1.55%	1.11%	**
Portfolio turnover rate	205.91%	9.77%	***
Net assets, end of period (000’s)	$21,603	$5,572

(1) Per share amounts calculated using the average number of shares outstanding throughout the period.
(2) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
*Inception date.
**Annualized
***Not annualized

See Notes to Financial Statements

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Investor Class

		Period
	For the year ended	September 11, 2017*
	October 31, 2018	to October 31, 2017

Net asset value, beginning of period	$10.23	$10.00

Investment activities
Net investment income (loss)(1)	0.14	0.01
Net realized and unrealized gain (loss) on investments(2)	0.40	0.22

Total from investment activities	0.54	0.23

Distributions
Net investment income	(0.12)	–
Net realized gain	(0.30)	–

Total distributions	(0.42)	–

Net asset value, end of period	$10.35	$10.23

Total Return	5.28%	2.30%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.56%	2.69%	**
Expenses, excluding interest expense, before waiver	2.56%	2.69%	**
Expenses, net of waiver (Note 2)	1.20%	1.20%	**
Net investment income (loss)	1.32%	0.78%	**
Portfolio turnover rate	205.91%	9.77%	***
Net assets, end of period (000’s)	$1,828	$197

(1) Per share amounts calculated using the average number of shares outstanding throughout the period.
(2) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
*Inception date.
**Annualized
***Not annualized

See Notes to Financial Statements

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class A

		Period
	For the year ended	September 11, 2017*
	October 31, 2018	to October 31, 2017

Net asset value, beginning of period	$10.24	$10.00

Investment activities
Net investment income (loss)(1)	0.14	0.01
Net realized and unrealized gain (loss) on investments(2)	0.40	0.23

Total from investment activities	0.54	0.24

Distributions
Net investment income	(0.12)	–
Net realized gain	(0.30)	–

Total distributions	(0.42)	–

Net asset value, end of period	$10.36	$10.24

Total Return	5.29%	2.40%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.42%	2.97%	**
Expenses, excluding interest expense, before waiver	2.42%	2.97%	**
Expenses, net of waiver (Note 2)	1.20%	1.20%	**
Net investment income (loss)	1.35%	0.88%	**
Portfolio turnover rate	205.91%	9.77%	***
Net assets, end of period (000’s)	$2,345	$833

(1) Per share amounts calculated using the average number of shares outstanding throughout the period.
(2) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
*Inception date.
**Annualized
***Not annualized

See Notes to Financial Statements

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class C

		Period
	For the year ended	September 11, 2017*
	October 31, 2018	to October 31, 2017

Net asset value, beginning of period	$10.23	$10.00

Investment activities
Net investment income (loss)(1)	0.07	–
Net realized and unrealized gain (loss) on investments(2)	0.39	0.23

Total from investment activities	0.46	0.23

Distributions
Net investment income	(0.05)	–
Net realized gain	(0.30)	–

Total distributions	(0.35)	–

Net asset value, end of period	$10.34	$10.23

Total Return	4.48%	2.30%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	3.08%	2.23%	**
Expenses, excluding interest expense, before waiver	3.08%	2.23%	**
Expenses, net of waiver (Note 2)	1.95%	1.95%	**
Net investment income (loss)	0.63%	(0.27%)	**
Portfolio turnover rate	205.91%	9.77%	***
Net assets, end of period (000’s)	$394	$238

(1) Per share amounts calculated using the average number of shares outstanding throughout the period.
(2) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
*Inception date.
**Annualized
***Not annualized

See Notes to Financial Statements

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class Y

	Period
	July 24, 2018* to
	October 31, 2018

Net asset value, beginning of period	$10.65

Investment activities
Net investment income (loss)(1)	0.04
Net realized and unrealized gain (loss) on investments(2)	(0.18)

Total from investment activities	(0.14)

Distributions
Net investment income	(0.04)
Net realized gain	(0.09)

Total distributions	(0.13)

Net asset value, end of period	$10.38

Total Return	(1.40%	)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.63%	**
Expenses, excluding interest expense, before waiver	2.62%	**
Expenses, net of waiver (Note 2)	0.71%	**
Net investment income (loss)	1.55%	**
Portfolio turnover rate	205.91%	***
Net assets, end of period (000’s)	$10,440

(1) Per share amounts calculated using the average number of shares outstanding throughout the period.
(2) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
*Inception date.
**Annualized
***Not annualized

See Notes to Financial Statements

Cboe VEST S&P 500® ENHANCE AND BUFFER FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

a
	Institutional Class

	Period
	November 6, 2017*
	to October 31, 2018

Net asset value, beginning of period	$10.00

Investment activities
Net investment income (loss)(1)	0.04
Net realized and unrealized gain (loss) on investments(2)	0.59

Total from investment activities	0.63

Net asset value, end of period	$10.63

Total Return	6.30%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	13.95%	**
Expenses, excluding interest expense, before waiver	13.57%	**
Expenses, net of waiver (Note 2)	1.33%	**
Net investment income (loss)	0.36%	**
Portfolio turnover rate(3)	0.00%	***
Net assets, end of period (000’s)	$1,148

(1) Per share amounts calculated using the average number of shares outstanding throughout the period.
(2) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(3) Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.
*Inception date.
**Annualized
***Not annualized

See Notes to Financial Statements

Cboe VEST S&P 500® ENHANCE AND BUFFER FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Investor Class

	Period
	November 6, 2017*
	to October 31, 2018

Net asset value, beginning of period	$10.00

Investment activities
Net investment income (loss)(1)	0.06
Net realized and unrealized gain (loss) on investments(2)	0.58

Total from investment activities	0.64

Net asset value, end of period	$10.64

Total Return	6.40%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	3.94%	**
Expenses, excluding interest expense, before waiver	3.56%	**
Expenses, net of waiver (Note 2)	1.58%	**
Net investment income (loss)	0.53%	**
Portfolio turnover rate(3)	0.00%	***
Net assets, end of period (000’s)	$1,053

(1) Per share amounts calculated using the average number of shares outstanding throughout the period.
(2) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(3) Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.
*Inception date.
**Annualized
***Not annualized

See Notes to Financial Statements

Cboe VEST S&P 500® ENHANCE AND BUFFER FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class A

	Period
	November 6, 2017*
	to October 31, 2018

Net asset value, beginning of period	$10.00

Investment activities
Net investment income (loss)(1)	(0.03)
Net realized and unrealized gain (loss) on investments(2)	0.67

Total from investment activities	0.64

Net asset value, end of period	$10.64

Total Return	6.40%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	15.28%	**
Expenses, excluding interest expense, before waiver	15.17%	**
Expenses, net of waiver (Note 2)	1.31%	**
Net investment income (loss)	(0.29%)	**
Portfolio turnover rate(3)	0.00%	***
Net assets, end of period (000’s)	$1

(1) Per share amounts calculated using the average number of shares outstanding throughout the period.
(2) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(3) Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.
*Inception date.
**Annualized
***Not annualized

See Notes to Financial Statements

Cboe VEST S&P 500® ENHANCE AND BUFFER FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class C

	Period
	November 6, 2017*
	to October 31, 2018

Net asset value, beginning of period	$10.00

Investment activities
Net investment income (loss)(1)	(0.11)
Net realized and unrealized gain (loss) on investments(2)	0.67

Total from investment activities	0.56

Net asset value, end of period	$10.56

Total Return	5.60%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	16.04%	**
Expenses, excluding interest expense, before waiver	15.93%	**
Expenses, net of waiver (Note 2)	2.07%	**
Net investment income (loss)	(1.03%)	**
Portfolio turnover rate(3)	0.00%	***
Net assets, end of period (000’s)	$1

(1) Per share amounts calculated using the average number of shares outstanding throughout the period.
(2) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(3) Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.
*Inception date.
**Annualized
***Not annualized

See Notes to Financial Statements

Cboe VEST S&P 500® ENHANCE AND BUFFER FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class Y

	Period
	November 6, 2017*
	to October 31, 2018

Net asset value, beginning of period	$10.00

Investment activities
Net investment income (loss)(1)	0.08
Net realized and unrealized gain (loss) on investments(2)	0.62

Total from investment activities	0.70

Net asset value, end of period	$10.70

Total Return	7.00%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	3.19%	**
Expenses, excluding interest expense, before waiver	2.97%	**
Expenses, net of waiver (Note 2)	0.91%	**
Net investment income (loss)	0.76%	**
Portfolio turnover rate(3)	0.00%	***
Net assets, end of period (000’s)	$6,016

(1) Per share amounts calculated using the average number of shares outstanding throughout the period.
(2) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(3) Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.
*Inception date.
**Annualized
***Not annualized

See Notes to Financial Statements

THE Cboe VEST FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2018

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Cboe Vest S&P 500® Buffer Strategy Fund (“Buffer”), previously known as the Cboe Vest S&P 500® Buffer Protect Strategy Fund, The Cboe Vest S&P 500® Enhanced Growth Strategy Fund (“Enhanced Growth”), The Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund (“Dividend Aristocrats”), and The Cboe Vest S&P 500® Enhance and Buffer Fund (“Enhance and Buffer”) are each non-diversified series of the World Funds Trust (“WFT” or “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Buffer Fund’s inception dates were August 23, 2016 for Institutional Class, December 7, 2016 for Investor Class, July 24, 2018 for Classes A, C, and Y. The Enhanced Growth Fund’s inception dates were December 21, 2016 for Institutional Class, January 31, 2017 for Investor Class and Class A, July 24, 2018 for Classes C and Y. The Dividend Aristocrats Fund’s inception dates were September 11, 2017 for Institutional Class, Investor Class, Classes A and C, July 24, 2018 for Class Y. The Enhance and Buffer Fund’s inception dates were November 6, 2017 for Institutional Class, Investor Class, Classes A, C and Y.

The investment objectives of the Funds are as follows:

Fund	Objective

Buffer	to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index Balanced Series (the “SPRO Index”).

Enhanced Growth	to track, before fees and expenses, the performance of the Cboe® S&P 500® Enhanced Growth Index Balanced Series (the “SPEN Index”).

Dividend Aristocrats	to track the price and yield performance, before fees and expenses, of the Cboe S&P 500® Dividend Aristocrats Target Income Index (the “SPAI Index”).

Enhance and Buffer	to track the price and yield performance, before fees and expenses, of the Cboe S&P 500® Enhance and Buffer Index (the “SUPDN Index”).

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds’ securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market

THE Cboe VEST FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS – continued
October 31, 2018

System are valued at the last reported sales price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the administrator, in consultation with the Adviser, under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the net asset value (“NAV”) is determined at such times.

The methodology for the Funds’ strategies were created by the Chicago Board Options Exchange (“Cboe”), a majority owner of the Adviser.

The Buffer Fund is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy. A Buffer Protect options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

The Enhanced Growth Fund is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy. An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

The Dividend Aristocrats Fund is designed with the primary goal of generating an annualized level of income that is approximately 3.5% over the annual dividend yield of the S&P 500® Index and a secondary goal of generating price returns that are proportional to the price returns of the S&P 500® Index. The Index investment strategy includes, (1) buying an equally weighted portfolio of stocks of companies (“Stock Portfolio”) that are the members of the S&P 500® Dividend Aristocrats®

THE Cboe VEST FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS – continued
October 31, 2018

Index (“SPDAUDT Index”) and (2) partially writing hypothetical weekly U.S. exchange-traded covered call options on each of the stocks.

The Enhance and Buffer Fund is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Enhanced Buffer Range Capture” options strategy that over a period of approximately one month seeks to provide, before net options premium paid or received, 2 times leveraged returns on appreciation of the S&P 500® Index up to a capped level of 5.0%, buffer protect against the first 3.5% of losses, and deliver 2 times enhanced returns on losses of more than 3.5%. The “Enhanced Buffer Range Capture Strategy” is a type of “Target Outcome” strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Buffer Range Capture strategy is an investment in a portfolio of options linked to an underlying asset (e.g., the S&P 500® Index) which, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that provide two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, buffer protect against downside losses due to decline in the underlying asset in a pre-defined range, and two-to-one exposure to any losses from price depreciation in the underlying assets beyond the buffer range.

FLEX Options are valued by a pricing service which utilizes an options pricing model. Factors used by the model may include observable and unobservable inputs, including the strike price and maturity date of the option, implied volatility and the level of the underlying reference entity. FLEX Options are European-style options and can only be exercised on the expiration date.

The Funds have a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Funds use fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

THE Cboe VEST FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS – continued
October 31, 2018

credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2018:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Buffer
Assets
Money Market Fund	$59,588	$–	$–	$59,588
Call Options		38,225,840		38,225,840
Put Options	–	2,071,715	–	2,071,715

	$59,588	$40,297,555	$–	$40,357,143

Liabilities
Call Options Written		$(116,474)		$(116,474)
Put Options Written	$–	(908,412)	$–	(908,412)

	$–	$(1,024,886)	$–	$(1,024,886)

Enhanced Growth
Assets
Money Market Fund	$16,854	$–	$–	$16,854
Call Options	–	37,860,336	–	37,860,336

	$16,854	$37,860,336	$–	$37,877,190

Liabilities
Call Options Written	$–	$(765,434)	–	$(765,434)

Dividend Aristocrats
Assets
Common Stocks	$36,274,777	$–	$–	$36,274,777
Money Market Fund	192,438	–	–	192,438

	$36,467,215	$–	$–	$36,467,215

Liabilities
Call Options Written	$–	$(31,657)	$–	$(31,657)

THE Cboe VEST FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS – continued
October 31, 2018

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Enhance and Buffer
Assets
Money Market Fund	$208,342	$–	$–	$208,342
U.S. Government Securities	–	8,198,240	–	8,198,240
Call Options	–	672,680	–	672,680
Put Options	–	168,262	–	168,262

	$208,342	$9,039,182	$–	$9,247,524

Liabilities
Call Options Written	$–	$(164,714)	$–	$(164,714)
Put Options Written	–	(465,728)	–	(465,728)

	$–	$(630,442)	$–	$(630,442)

Refer to each Funds’ Schedule of Investments for a listing of the securities by security type.

There were no transfers into or out of any levels during the year ended October 31, 2018. The Funds recognize transfers between fair value hierarchy levels at the end of the reporting period. The Funds held no Level 3 securities at any time during the year ended October 31, 2018.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined generally on a specific identification basis.

Cash and Cash Equivalents

Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate and deposits with brokers held as collateral for options written. For the period ended October 31, 2018, $1,631,046 was due to the broker from the Enhance and Buffer Fund.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements,

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as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense when incurred.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the year ended October 31, 2018, such reclassifications reduced paid-in-capital and increased distributable earnings by $89,346 for the Buffer Strategy Fund and increased paid-in-capital and reduced distributable earnings by $122,001 for the Enhanced Growth Fund. These reclassifications were a result of net operating loss forfeiture and equalization utilization.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Funds for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

The Funds currently offer Class A, Class C, Class Y, Investor Class and Institutional Class Shares. Class A Shares include a maximum front-end sales charge of 5.75%. Class A, Class C and Investor Class Shares include a maximum 2.00% redemption fee on the proceeds of certain redemptions made within 30 days of purchase.

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Derivatives

The Funds utilize derivatives to achieve their investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Funds. The Funds could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Funds are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The Buffer, Enhanced Growth and Enhance and Buffer Funds use FLEX Options, whose customized exercise prices and expiration dates allow the Funds to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options.

		Fair Value
Fund	Derivative	Asset Derivatives

Buffer	Purchased Options – Call	$38,225,840
	Purchased Options – Put	2,071,715

		$40,297,555	*

Enhanced Growth	Purchased Options – Call	$37,860,336	*

Dividend Aristocrats	Purchased Options	$–

Enhance and Buffer	Purchased Options – Call	$672,680

	Purchased Options – Put	168,262

		840,942*

		Fair Value
Fund	Derivative	Liability Derivatives

Buffer	Written Options – Call	$(116,474	)**

	Written Options – Put	(908,412	)***

		$(1,024,886)

Enhanced Growth	Written Options – Call	$(765,434	)**

Dividend Aristocrats	Written Options – Call	$(31,657	)**

Enhance and Buffer	Written Options – Call	$(164,714	)**

	Written Options – Put	(465,728	)***

		$(630,442)

* Statement of Assets and Liabilities location: Investments at fair value
** Statement of Assets and Liabilities location: Call options written at fair value
*** Statement of Assets and Liabilities location: Put options written at fair value

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The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the year ended October 31, 2018 are as follows:

			Change in
			Unrealized
		Realized Gain	Appreciation
		(Loss) On	(Depreciation)
		Derivatives	on Derivatives
		Recognized in	Recognized in
Fund	Derivative	Income*	Income**

Buffer	Purchased Options – Put	$(1,148,296)	$1,086,548
	Purchased Options – Call	694,145	(1,125,701)
	Written Options – Put	217,011	(90,150)
	Written Options – Call	(375,991)	441,998

Enhanced Growth	Purchased Options – Call	$3,844,335	$(2,977,673)
	Written Options – Call	(3,169,539)	2,350,372

Dividend Aristocrats	Written Options – Call	$239,104	$(13,920)

Enhance and Buffer	Purchased Options – Put	$241,057	$(1,563)
	Purchased Options – Call	(605,232)	(261,257)
	Written Options – Put	(251,128)	13,058
	Written Options – Call	448,870	30,916

*Statement of Operations location: Net realized gain (loss) on put options purchased, call options purchased, put options written and call options written, respectively.
**Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on put options purchased, call options purchased, put options written and call options written, respectively.

The previously disclosed derivative instruments outstanding as of October 31, 2018 and their effect on the Statement of Operations for the year ended October 31, 2018 serve as indicators of the volume of financial derivative activity for the Funds. The following indicates the average monthly volume for the year:

Average monthly notional value of:

Fund	Derivative	Notional Value

Buffer	Purchased Options	$47,326,640
	Written Options	(47,326,640)

Enhanced Growth	Purchased Options	$76,292,897
	Written Options	(76,292,897)

Dividend Aristocrats	Written Options	$(1,112,049)

Enhance and Buffer	Purchased Options	$15,130,884
	Written Options	(14,491,698)

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Options

Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.

The Buffer, Enhanced Growth and Enhance and Buffer Funds use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of the FLEX Options may change with the implied volatility of the Reference Exchange Traded Funds (“ETF”), the S&P 500 ® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

Purchased option contracts – When the Funds purchase a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Funds’ Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.

Written option contracts – When the Funds write a call or put option, an amount equal to the net premium (the premium less the commission) received by the Funds are

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October 31, 2018

recorded in the Funds’ Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.

If a closing purchase or sale transaction is used to terminate a Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Cboe VestSM Financial LLC (the “Adviser”), a Cboe® company, which is majority owned by Cboe® Vest LLC, a wholly owned subsidiary of Cboe® Holdings, Inc. is effectively controlled by Cboe Holdings, Inc. Pursuant to an Investment Advisory Agreement, the Adviser provides investment advisory services, computed at an annual rate based on the average daily net assets of each Fund in accordance with the following fee schedule:

Asset Breakpoint	Rate

$0 - $249,999,999.99	0.75%
$250,000,000 - $749,999,999.99	0.65%
$750,000,000 - $1,499,999,999.99	0.60%
$1,500,000,000 – $4,999,999,999.99	0.55%
>$5,000,000,000	0.50%

For the year ended October 31, 2018, the Adviser received and waived advisory fees and reimbursed expenses pursuant to an expense limitation arrangement as described below:

		Management	Management	Reimbursed
Fund	Fee	Fee Earned	Fee Waived	Expenses

Buffer	0.75%	$170,214	$170,214	$13,795
Enhanced Growth	0.75%	289,753	289,753	34,765
Dividend Aristocrats	0.75%	140,954	140,954	106,360
Enhance and Buffer	0.75%	26,770	26,770	81,832

		$627,691	$627,691	$236,752

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Funds (exclusive of interest, distribution

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NOTES TO FINANCIAL STATEMENTS – continued
October 31, 2018

fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of each class of shares of the Funds, except for the Class Y Shares where the Adviser has agreed to limit the total expenses to 0.70%. Effective August 16, 2018, the expense limitations for the Class Y Shares of the Buffer and Enhanced Growth Funds were reduced from 0.75% to 0.70%. The Adviser may not terminate this expense limitation agreement prior to February 28, 2020. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Funds within three years following the date such waiver and/or reimbursement was made, provided that the Funds are able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

The total amount of recoverable reimbursements as of October 31, 2018 and expiration dates was as follows:

	Recoverable Reimbursements and Expiration Dates

Fund	2019	2020	2021	Total
Buffer	$22,604	$143,163	$184,009	$349,776
Enhanced Growth	–	110,466	324,518	434,984
Dividend Aristocrats	–	14,789	247,314	262,103
Enhance and Buffer	–	–	108,602	108,602

The Board has adopted a Distribution and Service Plan for the Funds’ Investor Class, Class A and Class C Shares (collectively, the “12b-1 Plans”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, the Funds may finance from the assets of a particular Class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Funds finance these distribution and service activities through payments made to First Dominion Capital Corp. (“Distributor”). The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Investor Class and Class A Shares expenses and 1.00% for Class C Shares expenses. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The 12b-1 Plan was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities for each of the Funds.

The Funds have adopted a shareholder services plan with respect to their Investor Class, Institutional Class, Class A and Class C Shares. Under a shareholder services plan, the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to their customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and

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NOTES TO FINANCIAL STATEMENTS – continued
October 31, 2018

processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services.

Because the Funds have adopted the shareholder services plans to compensate authorized firms for providing the types of services described above, the Funds believe the shareholder services plans are not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Funds, however, follow the procedural requirements of Rule 12b-1 in connection with the implementation and administration of each shareholder services plan.

For the year ended October 31, 2018, the following expenses were incurred:

Fund	Class	Type of Plan	Fees Incurred
Buffer	Institutional	Shareholder servicing	$ 17,031
Buffer	Investor	Shareholder servicing	6,966
Buffer	Investor	12b-1	7,048
Buffer	A	12b-1	3
Buffer	C	12b-1	33
Enhanced Growth	Institutional	Shareholder servicing	5,853
Enhanced Growth	Investor	Shareholder servicing	51,363
Enhanced Growth	Investor	12b-1	83,213
Enhanced Growth	A	12b-1	3
Enhanced Growth	C	12b-1	4
Dividend Aristocrats	Institutional	Shareholder servicing	9,666
Dividend Aristocrats	Investor	Shareholder servicing	3,093
Dividend Aristocrats	Investor	12b-1	3,093
Dividend Aristocrats	A	Shareholder servicing	1,942
Dividend Aristocrats	A	12b-1	4,825
Dividend Aristocrats	C	Shareholder servicing	286
Dividend Aristocrats	C	12b-1	4,322
Enhance and Buffer	Institutional	Shareholder servicing	590
Enhance and Buffer	Investor	Shareholder servicing	674
Enhance and Buffer	Investor	12b-1	663
Enhance and Buffer	A	12b-1	3
Enhance and Buffer	C	12b-1	11

First Dominion Capital Corp. (“FDCC”) acts as the Funds’ principal underwriter in the continuous public offering of the Funds’ shares. For the year ended October 31, 2018, FDCC received CDSC fees of $38 from the Buffer Fund and $8,785 from the Dividend Aristocrats Fund.

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NOTES TO FINANCIAL STATEMENTS – continued
October 31, 2018

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the year ended October 31, 2018, CFS received the following fees:

Fund	Administration	Transfer Agent	Accounting

Buffer	$24,658	$12,552	$24,242
Enhanced Growth	41,977	19,920	41,978
Dividend Aristocrats	27,453	14,642	26,553
Enhance and Buffer	15,597	9,761	15,596

	$109,685	$56,875	$108,369

Certain officers of the Trust are also officers and/or directors of CFS and FDCC. Additionally, John H. Lively of PractusTM LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of PractusTM LLP. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term securities for the year ended October 31, 2018, were as follows:

Fund	Purchases	Sales

Buffer	$12,016,915	$17,730,042
Enhanced Growth	29,532,525	41,860,478
Dividend Aristocrats	68,772,751	38,059,096
Enhance and Buffer	46,314,387	46,705,614

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

There were no distributions paid during the year ended October 31, 2017 and year ended October 31, 2018 for the Cboe Vest S&P 500® Buffer Strategy Fund, for the period December 21, 2016 to October 31, 2017 and the year ended October 31, 2018 for the Cboe Vest S&P 500® Enhanced Growth Strategy Fund, and for the period November 6, 2017 to October 31, 2018 for the Cboe Vest S&P 500® Enhance and Buffer Fund.

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NOTES TO FINANCIAL STATEMENTS – continued
October 31, 2018

The tax character of distributions for the period September 11, 2017 to October 31, 2017 and for the year ended October 31, 2018 for the Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund were as follows:

	Year ended	Period September 11,
	October 31, 2018	2017 to October 31, 2017

Ordinary Income	$787,978	$–

As of October 31, 2018, the components of distributable earnings on a tax basis were as follows:

	Year ended October 31, 2018

		Enhanced	Dividend	Enhance
	Buffer	Growth	Aristocrats	and Buffer

Accumulated net investment income (loss)	$–	$713,138	$60,495	$25,447
Other accumulated gain (loss)	(317,501)	–	(19,379)	(17,443)
Accumulated net realized gain (loss)	–	1,185,883	106,985	–
Net unrealized appreciation (depreciation)	1,047,363	2,995,347	(1,189,553)	(218,846)

	$729,862	$4,894,368	$(1,041,452)	$(210,842)

Other accumulated gains and losses relate to Late Year Ordinary Loss Deferral, Capital Loss Carryforward, and straddle loss deferral. As of October 31, 2018, the Buffer Strategy Fund had a $120,361 capital loss carryforward and the Enhance and Buffer Fund had a $17,443 capital loss carryforward, that may be carried forward indefinitely and retains the character of short-term capital loss. Buffer Strategy Fund had a Late Year Ordinary Loss Deferral of $197,140 for the year ended October 31, 2018.

Cost of securities for Federal Income tax purposes, inclusive of premiums received from written options, and the related tax-based net unrealized appreciation (depreciation) consists of:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation

Buffer	$38,284,895	$1,681,664	$(634,301)	1,047,363
Enhanced Growth	34,116,409	3,050,377	(55,030)	2,995,347
Dividend Aristocrats	37,625,110	1,356,386	(2,545,939)	(1,189,553)
Enhance and Buffer	8,835,928	44,909	(263,755)	(218,846)

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NOTES TO FINANCIAL STATEMENTS – continued
October 31, 2018

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

	Buffer Fund

					Period
					July 24,
					2018 to
					October 31,
	Year ended October 31, 2018				2018

	Institutional	Investor
	Class	Class	Class A	Class C	Class Y

Shares sold	1,950,129	716,758	1,322	7,065	84
Shares redeemed	(274,046)	(66,432)	–	–	–

Net increase (decrease)	1,676,083	650,326	1,322	7,065	84

	Buffer Fund

	Year ended	Period December 7, 2016
	October 31, 2017	to October 31, 2017

	Institutional Class	Investor Class
Shares sold	1,070,188	131,213
Shares redeemed	(149,553)	(12,238)

Net increase (decrease)	920,635	118,975

	Enhanced Growth Fund

					Period
					July 24,
					2018 to
					October 31,
	Year ended October 31, 2018				2018

	Institutional	Investor
	Class	Class	Class A	Class C	Class Y

Shares Sold	241,050	322,673	–	80	80
Shares redeemed	(277,736)	(494,925)	–	–	–

Net increase (decrease)	(36,686)	(172,252)	–	80	80

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NOTES TO FINANCIAL STATEMENTS – continued
October 31, 2018

	Enhanced Growth Fund

			Period
			January 31,
			2017 to
	Period December 21, 2016		October 31,
	to October 31, 2017		2017

	Institutional	Investor	A
	Class Shares	Class Shares	Class Shares
Shares Sold	737,018	2,992,915	321
Shares Redeemed	(287,899)	(117,157)	(222)

	449,119	2,875,758	99

	Dividend Aristocrats Fund

					Period
					July 24, 2018
					to October 31,
	Year ended October 31, 2018				2018

	Institutional	Investor
	Class	Class	Class A	Class C	Class Y

Shares Sold	2,781,802	208,390	141,702	28,300	1,002,038
Shares reinvested	56,124	4,724	7,450	1,346	3,869
Shares redeemed	(1,297,425)	(55,689)	(4,192)	(14,836)	(35)

Net increase (decrease)	1,540,501	157,425	144,960	14,810	1,005,872

	Dividend Aristocrats Fund

	Period September 11, 2017 to October 31, 2017

	Institutional Class	Investor Class	Class A	Class C

Shares Sold	1,043,874	19,225	81,386	23,287
Shares redeemed	(500,000)	–	–	–

Net increase (decrease)	543,874	19,225	81,386	23,287

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NOTES TO FINANCIAL STATEMENTS – continued
October 31, 2018

	Enhance and Buffer

	Period November 6, 2017 to October 31, 2018

	Institutional	Investor
	Class	Class	Class A	Class C	Class Y

Shares Sold	131,852	98,989	100	100	588,329
Shares redeemed	(23,841)	–	–	–	(26,314)

Net increase (decrease)	108,011	98,989	100	100	562,015

NOTE 6 – SUBSEQUENT EVENTS

Effective November 1, 2018, the Dividend Aristocrats Fund began declaring dividends on a monthly basis and will pay any such distributions on a monthly basis, previously dividends were declared and paid on a quarterly basis. The Funds’ have made the following distributions to the shareholders of record:

	Record	Ex-Dividend
Fund	Date	Date	Character	Amount

Dividend Aristocrats	October 31, 2018	November 1, 2018	Net investment income	$33,539
Dividend Aristocrats	October 31, 2018	November 1, 2018	Short-term capital gain	109,472
Dividend Aristocrats	November 30, 2018	December 3, 2018	Net investment income	59,122
Dividend Aristocrats	November 30, 2018	December 3, 2018	Short-term capital gain	94,276
Dividend Aristocrats	December 27, 2018	December 28, 2018	Net investment income	69,993
Dividend Aristocrats	December 27, 2018	December 28, 2018	Long-term capital gain	106,974
Enhanced Growth	December 27, 2018	December 28, 2018	Short-term capital gain	719,105
Enhanced Growth	December 27, 2018	December 28, 2018	Long-term capital gain	1,185,908
Enhance and Buffer	December 27, 2018	December 28, 2018	Net investment income	44,832

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Cboe Vest S&P 500® Buffer Strategy Fund, Cboe Vest S&P 500® Enhanced Growth Strategy Fund, Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund and Cboe Vest S&P 500® Enhance and Buffer Fund and Board of Trustees of World Funds Trust.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and options written, of Cboe Vest S&P 500® Buffer Strategy Fund, Cboe Vest S&P 500® Enhanced Growth Strategy Fund, Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund and Cboe Vest S&P 500® Enhance and Buffer Fund (the “Funds”), each a series of World Funds Trust, as of October 31, 2018, and the related statements of operations and changes in net assets and financial highlights for each of the periods indicated in the period then ended, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2018, the results of their operations, changes in their net assets and financial highlights for each of the periods indicated in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of October 31, 2018, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies within the family of Funds since 2016.

COHEN & COMPANY, LTD.
Cleveland, Ohio
December 31, 2018

SUPPLEMENTAL INFORMATION
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES
NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (63) Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013	54	None
Mary Lou H. Ivey (60) Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., accounting firm, since 2008.	54	None
Theo H. Pitt, Jr. (82) Trustee	Indefinite; Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	54	Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; and Starboard Investment Trust for the 17 series of that trust; (all registered investment companies).

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

OFFICERS WHO ARE NOT TRUSTEES
NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David A Bogaert (55) President and Principal Executive Officer	Indefinite, Since August 2017	Managing Director of Business Development, Commonwealth Fund Services, Inc., October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. from 1986 to 2013.	N/A	N/A
Karen M. Shupe (54) Treasurer and Principal Financial Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.	N/A	N/A
Ann T. MacDonald (64) Assistant Treasurer	Indefinite, Since November 2015	Director, Fund Administration and Fund Accounting, Commonwealth Fund Services, Inc., 2003 to present.	N/A	N/A
John H. Lively (49) Secretary	Indefinite, Since November 2013	Attorney, PractusTM LLP (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.	N/A	N/A
Tina H. Bloom (50) Assistant Secretary	Indefinite, Since November 2018	Attorney, PractusTM LLP (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), November 2017 to May 2018; Director of Fund Administration of Ultimus Fund Solutions, LLC from 2011-2017.	N/A	N/A

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

OFFICERS WHO ARE NOT TRUSTEES
NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Bo James Howell (37) Assistant Secretary	Indefinite, Since November 2018	Attorney, Practus,TM LLP (law firm), May 2018 to present; Founder, CCO Technology, June 2018; Director of Fund Administration of Ultimus Fund Solutions, LLC from 2012-2018.	N/A	N/A
Holly B. Giangiulio (55) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, Corporate Accounting and HR Manager from 2010 to 2015.	N/A	N/A
Julian G. Winters (49) Chief Compliance Officer	Indefinite, Since August 2013.	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.	N/A	N/A

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-855-505-8378 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-855-505-8378 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY CONTRACT RENEWAL

Under the Investment Advisory Agreement (the “Advisory Agreement”) between the Advisor and the Trust regarding the Cboe Vest S&P 500® Enhance and Buffer Fund (the “Fund”), the Advisor supervises the investments of the Fund.

At a special meeting of the Board that was held on Friday, July 14, 2017, the Trustees, including a majority of the trustees who are not parties to the Advisory Agreement or interested persons of any party to any of the Advisory Agreement (the “Independent Trustees”), unanimously approved the Advisory Agreement for an initial two-year term.

Legal Counsel to the Trust reviewed with the Board its fiduciary duties and responsibilities in reviewing and approving the renewal of the Advisory Agreement. Counsel discussed with the Trustees the types of information and factors that they should consider in order to make an informed decision regarding the approval of the Advisory Agreement, including the following material factors for the Fund: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Advisor from its relationship with the Fund; (iv) the extent to which economies of scale would be realized if the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’ investors; and (v) the Advisor’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically presented in connection with the approval process, including information presented to the Board in the Advisor’s presentation earlier in the Meeting, as well as prior presentations by the Advisor’s staff at other

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

meetings of the Board, including information regarding the expense limitation arrangements and the manner in which the Fund would be managed. The Board requested and was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) reports regarding the services and support to be provided to the Fund and its shareholders; (ii) presentations by the Advisor addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Fund; (iii) disclosure information contained in the registration statement of the Trust and the investment descriptions of the Fund and the Advisor’s Form ADV; and (iv) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Advisor, including financial information, a description of personnel and the services provided to the Fund, information on investment advice, performance, summaries of anticipated expenses for the Fund, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information; (iii) the anticipated effect of size on the Fund’s performance and expenses; and (iv) benefits to be realized the Advisor from its relationship with the Trust and the Fund. The Board also considered the affiliations of the Advisor and the potential compliance issues that could arise from those affiliations – as had been noted at previous meetings, the Board noted that the Advisor had taken measures to ensure that any arrangements potentially involving the Fund and affiliates of the Advisor would be conducted in accordance with applicable rules, regulations, statutes, and SEC staff interpretations governing such relationships.

The Board did not identify any information that was most relevant to its consideration to approve the Advisory Agreement, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:

1. The nature, extent, and quality of the services to be provided by the Advisor.

The Board considered the responsibilities of the Advisor under the Advisory Agreement. The Board reviewed the services to be provided by the Advisor to the Fund including, without limitation, the process for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; the anticipated coordination of services for the Fund among the service providers; and the anticipated efforts of the Advisor to promote the Fund and grow assets. The Board considered: the Advisor’s staffing, personnel, and methods of operating; the education and experience of its personnel; and its compliance programs, policies, and procedures. The Board also considered the financial condition of the Advisor and its affiliates. The Board considered the measures that the Advisor had put in place to ensure compliance with applicable

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

laws and regulations, including specifically those governing relationships with affiliates of the Advisor. Finally, the Board noted that the Advisor manages other series in the Trust and the Advisor’s services to those series has been reasonable. After reviewing the preceding and further information from the Advisor, the Board concluded that the quality, extent, and nature of the services to be provided by the Advisor were satisfactory and adequate for the Fund.

2. Investment Performance of the Fund.

The Board noted that the Fund had not commenced operations. The Board also noted that the Advisor provides managed account product offerings to individuals and other advisors, but that the Advisor customizes those investments for each customer and that due to this high level of customization performance of the strategies could not be compared to how the Fund would operate.

3. The costs of services to be provided and profits to be realized the Advisor from the relationship with the Fund.

The Board considered the financial condition of the Advisor and the level of commitment to the Fund by the Advisor’s principals and its affiliate and the expenses of the Fund, including the nature and frequency of advisory fee payments. The Board also considered potential benefits for the Advisor in managing the Fund. The Board compared the fees and expenses of the Fund (including the advisory fee) to other funds comparable to it regarding the type of fund, the style of investment management, the size of fund and the nature of the investment strategy and markets invested in, among other factors. The Board compared the Fund to other funds anticipated to be in the same category of Morningstar. The Board noted that the proposed advisory fee was lower than the Peer Group Median for the Fund. In light of the preceding, the Board expressed the view that the advisory fees for the Fund was within an acceptable range in light of the services to be rendered by the Advisor. Following this comparison and upon further consideration and discussion of the previous information, the Board concluded that the fees to be paid to the Advisor were fair and reasonable.

4. The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

In this regard, the Board considered the Fund’ fee arrangements with the Advisor. The Board noted that the advisory fee includes certain breakpoints that would create economies of scale for the Fund once their assets reached certain levels. The Board also considered the proposed and anticipated expense cap and expressed the view that the cap would provide similar benefits as breakpoints except that it could be more beneficial in the early stages of operations because the Fund would not have to reach high levels of assets to benefit from the cap. Following further discussion of the Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that the Fund’s fee arrangement with the Advisor is fair and reasonable and reasonable given the nature and quality of the services to be provided by the Advisor.

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

5. Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; the method for bunching of portfolio securities transactions; the substance and administration of the Advisor’s Code of Ethics and other relevant policies described in the Advisor’s Form ADV. The Board noted that the Advisor may benefit by being able to direct smaller accounts into the Fund. The Board also considered conflicts of interests associated with the parent affiliate of the Advisor especially in light of the nature of the Fund. The Board noted that it was possible that the Fund could receive certain other services from the Advisor and its affiliates, including having an affiliate that provides pricing services and, to the extent consistent with applicable laws, rules, regulations, and interpretations thereof (collectively, the “Laws”), the Fund could engage in transactions in securities that trade on CBOE exchanges (it was noted that trading on CBOE exchanges was not permissible at this time). The Board considered the procedures that the Advisor had put in place and planned on putting in place to ensure that any arrangements for services to the Fund from affiliates of the Advisor would comply with the Laws. It was noted that the Advisor may receive certain “soft dollar” benefits but does not participate in any commission recapture programs. Following further consideration and discussion, the Board indicated that the Advisor’s standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by the Advisor from managing the Fund were satisfactory.

Based upon all the preceding considerations, the Board, including a majority of the Independent Trustees, approved the Advisory Agreement for the Fund for an initial two-year period.

Cboe VEST FAMILY OF FUNDS
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Cboe Vest Family of Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the six months, May 1, 2018, and held for the six months ended October 31, 2018.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the under the heading entitled “Expenses Paid During the Six months” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on of the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Cboe VEST FAMILY OF FUNDS – continued
FUND EXPENSES (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value*	Ending Account Value 10/31/2018	Annualized Expense Ratio	Expenses Paid During Period Ended** 10/31/2018
Buffer
Institutional Class Actual	$1,000.00	$1,018.44	0.95%	$4.86
Institutional Class Hypothetical***	$1,000.00	$1,020.23	0.95%	$4.86
Investor Class Actual	$1,000.00	$1,017.64	1.20%	$6.12
Investor Class Hypothetical***	$1,000.00	$1,018.98	1.20%	$6.12
Class A Actual	$1,000.00	$978.06	1.20%	$3.22
Class A Hypothetical***	$1,000.00	$1,018.99	1.20%	$3.29
Class C Actual	$1,000.00	$970.46	1.95%	$5.21
Class C Hypothetical***	$1,000.00	$1,015.25	1.95%	$5.33
Class Y Actual	$1,000.00	$978.90	0.70%	$1.88
Class Y Hypothetical***	$1,000.00	$1,021.50	0.70%	$1.92
Enhanced Growth
Institutional Class Actual	$1,000.00	$1,023.02	0.96%	$4.90
Institutional Class Hypothetical***	$1,000.00	$1,020.20	0.96%	$4.89
Investor Class Actual	$1,000.00	$1,021.39	1.21%	$6.16
Investor Class Hypothetical***	$1,000.00	$1,018.95	1.21%	$6.16
Class A Actual	$1,000.00	$1,021.42	1.21%	$6.17
Class A Hypothetical***	$1,000.00	$1,018.95	1.21%	$6.16
Class C Actual	$1,000.00	$962.22	1.98%	$5.27
Class C Hypothetical***	$1,000.00	$1,015.10	1.98%	$5.41
Class Y Actual	$1,000.00	$964.63	0.72%	$1.92
Class Y Hypothetical***	$1,000.00	$1,021.40	0.72%	$1.97
Dividend Aristocrats
Institutional Class Actual	$1,000.00	$1,029.98	0.95%	$4.86
Institutional Class Hypothetical***	$1,000.00	$1,020.25	0.95%	$4.84
Investor Class Actual	$1,000.00	$1,029.40	1.20%	$6.14
Investor Class Hypothetical***	$1,000.00	$1,019.00	1.20%	$6.11

Cboe VEST FAMILY OF FUNDS – continued
FUND EXPENSES (unaudited)

Class A Actual	$1,000.00	$1,029.42	1.20%	$6.14
Class A Hypothetical***	$1,000.00	$1,019.00	1.20%	$6.11
Class C Actual	$1,000.00	$1,025.24	1.95%	$9.95
Class C Hypothetical***	$1,000.00	$1,015.25	1.95%	$9.91
Class Y Actual	$1,000.00	$986.02	0.71%	$1.91
Class Y Hypothetical***	$1,000.00	$1,021.45	0.71%	$1.95
Enhance and Buffer
Institutional Class Actual	$1,000.00	$1,017.22	1.33%	$6.76
Institutional Class Hypothetical***	$1,000.00	$1,018.50	1.33%	$6.77
Investor Class Actual	$1,000.00	$1,015.27	1.58%	$8.10
Investor Class Hypothetical***	$1,000.00	$1,017.24	1.58%	$8.10
Class A Actual	$1,000.00	$1,016.24	1.31%	$6.66
Class A Hypothetical***	$1,000.00	$1,018.60	1.31%	$6.67
Class C Actual	$1,000.00	$1,011.49	2.07%	$10.50
Class C Hypothetical***	$1,000.00	$1,014.77	2.07%	$10.51
Class Y Actual	$1,000.00	$1,018.08	0.91%	$4.63
Class Y Hypothetical***	$1,000.00	$1,020.62	0.91%	$4.63

* Beginning account values are as follows:

Buffer	Institutional Class, Investor Class	5/1/2018
Buffer	Class A, Class C, Class Y	7/24/2018
Enhanced Growth	Institutional Class, Investor Class, Class A	5/1/2018
Enhanced Growth	Class C, Class Y	7/24/2018
Dividend Aristocrats	Institutional Class, Investor Class, Class A, Class C	5/1/2018
Dividend Aristocrats	Class Y	7/24/2018
Enhance and Buffer	Institutional Class, Investor Class, Class A, Class C,
	Class Y	5/1/2018

** Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by the following number of days in the most recent fiscal period divided by 365 days in the current year:

Buffer	Institutional Class, Investor Class	184
Buffer	Class A, Class C, Class Y	100
Enhanced Growth	Institutional Class, Investor Class, Class A	184
Enhanced Growth	Class C, Class Y	100
Dividend Aristocrats	Institutional Class, Investor Class, Class A, Class C	184
Dividend Aristocrats	Class Y	100
Enhance and Buffer	Institutional Class, Investor Class, Class A, Class C,
	Class Y	184

*** 5% return before expenses.

Investment Adviser:
Cboe VestSM Financial LLC
1765 Greensboro Station Pl, 9th Floor
McLean, Virginia 22102

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel:
PractusTM LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Transfer Agent, Fund Accounting and Fund Administration:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 673-0550 (Toll Free)

ITEM 2.     CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $56,000 for 2018 and $64,800 for 2017.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2018 and $0 for 2017.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $14,000 for 2018 and $14,000 for 2017.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2018 and $0 for 2017.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the Cboe Funds.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) NA

(c) 0%

(d) NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2018 and $0 for 2017.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant’s investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.     SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.     CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.     EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ David A. Bogaert

David A. Bogaert
Principal Executive Officer

Date: January 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ David A. Bogaert

David A. Bogaert
Principal Executive Officer

Date: January 8, 2019

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Principal Financial Officer

Date: January 8, 2019

* Print the name and title of each signing officer under his or her signature.